UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

ITEM 1.                                                     REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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ANNUAL REPORT

Table of Contents

Page
Dimensional Investing

Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Performance Chart	2

Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)	3

Disclosure of Fund Expenses	5

Disclosure of Portfolio Holdings	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	15

Dimensional Emerging Markets Value Fund Inc.

Performance Chart	16

Disclosure of Fund Expenses	17

Disclosure of Portfolio Holdings	18

Summary Schedule of Portfolio Holdings	19

Statement of Assets and Liabilities	23

Statement of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	26

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	33

Fund Management	34

Voting Proxies on Fund Portfolio Securities	42

Notice to Shareholders	43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

Emerging Markets Value Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
April 1998-November 2007

Growth of $10,000

Emerging Markets Value Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
04/98
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$65,837
$45,967
$35,340

Average Annual Total Return	One Year	Five Years	From 4/1/1998
	50.98%	44.40%	21.53%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,800 stocks in 18 countries. The portfolio's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure. Throughout the year ended November 30, 2007, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets value stocks outperformed developed country stocks, emerging markets growth stocks, and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 50.98% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), the outperformance of the Portfolio was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio. Value stocks, which outperformed growth stocks and the Index, comprised approximately 66% of the Portfolio compared to approximately 22% of the the Index. Composition differences also contributed to the Portfolio's outperformance as it did not invest in some of the countries that underperformed the MSCI Emerging Markets Index. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Emerging Markets Value Fund Inc., (the "Fund") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Fund held approximately 1,800 stocks in 18 countries. The Fund's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure. Throughout the year ended November 30, 2007, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Fund's assets.

As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets value stocks outperformed developed country stocks, emerging markets growth stocks, and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 51.59% for the Dimensional Emerging Markets Value Fund. Relative to the MSCI Emerging Markets Index (net dividends), the outperformance of the Fund was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio. Value stocks, which outperformed growth stocks and the Index, comprised approximately 66% of the Fund compared to approximately 22% of the Index. Composition differences also contributed to the Fund's outperformance as it did not invest in seven of the countries that underperformed the MSCI Emerging Markets Index. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Fund intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,168.90	0.60%	$3.25
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.60%	$3.03

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (112,898,031 Shares) at Value†	$7,488,526
Receivable for Fund Shares Sold	13,458
Prepaid Expenses and Other Assets	43
Total Assets	7,502,027
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	9,758
Fund Shares Redeemed	3,700
Due to Advisor	2,522
Accrued Expenses and Other Liabilities	245
Total Liabilities	16,225
NET ASSETS	$7,485,802
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	163,265,493
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$45.85
Investment at Cost	$3,766,692
NET ASSETS CONSIST OF:
Paid-In Capital	$3,621,779
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,447
Accumulated Net Realized Gain (Loss)	119,742
Net Unrealized Appreciation (Depreciation)	3,721,834
NET ASSETS	$7,485,802
(1) NUMBER OF SHARES AUTHORIZED	400,000,000

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2007

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$144,074
Expenses
Administrative Services Fees	23,907
Accounting & Transfer Agent Fees	93
Shareholders' Reports	129
Filing Fees	90
Directors'/Trustees' Fees & Expenses	53
Legal Fees	52
Audit Fees	15
Other	13
Total Expenses	24,352
Net Investment Income (Loss)	119,722
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	2,124,572
Net Realized and Unrealized Gain (Loss)	2,288,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,407,744

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,722	$65,857
Capital Gain Distributions Received from Affiliated Investment Company	170,231	50,497
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(6,781)	(13,463)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	2,124,572	926,855
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,744	1,029,746
Distributions From:
Net Investment Income	(96,479)	(64,380)
Net Short-Term Gains	(8,058)	(4,774)
Net Long-Term Gains	(44,751)	(18,035)
Total Distributions	(149,288)	(87,189)
Capital Share Transactions (1):
Shares Issued	1,777,388	1,640,064
Shares Issued in Lieu of Cash Distributions	124,212	68,287
Shares Redeemed	(957,950)	(444,692)
Net Increase (Decrease) from Capital Share Transactions	943,650	1,263,659
Total Increase (Decrease) in Net Assets	3,202,106	2,206,216
Net Assets
Beginning of Period	4,283,696	2,077,480
End of Period	$7,485,802	$4,283,696
(1) Shares Issued and Redeemed:
Shares Issued	46,560	60,346
Shares Issued in Lieu of Cash Distributions	3,560	2,776
Shares Redeemed	(23,900)	(16,972)
	26,220	46,150
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,447	$4,576

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-nine operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining forty-eight portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2007, the Portfolio owned 91% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R1 and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $116 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the year ended November 30, 2007, the total related amounts paid by the Group to the CCO were $157 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$12,762	$(5,372)	$(7,390)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,621	$7,142	$12,763

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$24,042	$155,651	$179,693

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,804,079	$3,721,834	$(37,387)	$3,684,447

E.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line credit during the year ended November 30, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

H.  Other:

At November 30, 2007, one shareholder held approximately 19% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Dimensional Emerging Markets Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
PERFORMANCE CHART

Dimensional Emerging Markets Value Fund Inc. vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
Dimensional Emerging Markets Value Fund Inc.
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$78,044
$53,019
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	51.59%	44.98%	22.81%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,171.20	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.11	0.19%	$0.97

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
8.9%	5.3%	12.1%	19.0%	1.0%	14.3%	5.7%	27.7%	3.3%	2.0%	0.7%	100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$19,325,718	0.2%
BRAZIL — (9.3%)
COMMON STOCKS — (1.0%)
Companhia Siderurgica Nacional SA	931,400	70,918,782	0.9%
Other Securities		20,063,254	0.2%
TOTAL COMMON STOCKS		90,982,036	1.1%
PREFERRED STOCKS — (8.3%)
Gerdau SA	1,222,542	34,711,546	0.4%
Gerdau SA Sponsored ADR	1,259,570	35,406,513	0.4%
Investimentos Itau SA	5,990,063	43,437,730	0.5%
Klabin SA	8,361,300	33,021,701	0.4%
Metalurgica Gerdau SA	2,366,200	92,103,216	1.1%
Suzano Papel e Celullose SA	2,299,139	38,346,771	0.5%
Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	161,245,835	2.0%
Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,232,820	0.5%
Other Securities		261,109,060	3.2%
TOTAL PREFERRED STOCKS		738,615,192	9.0%
TOTAL — BRAZIL		829,597,228	10.1%
CHILE — (2.6%)
COMMON STOCKS — (2.5%)
Enersis SA Sponsored ADR	4,542,672	79,360,480	1.0%
Other Securities		141,556,005	1.7%
TOTAL COMMON STOCKS		220,916,485	2.7%
PREFERRED STOCKS — (0.1%)
Other Securities		9,507,652	0.1%
TOTAL — CHILE		230,424,137	2.8%
CHINA — (4.3%)
COMMON STOCKS — (4.3%)
Other Securities		384,656,688	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		86,006	0.0%
TOTAL — CHINA		384,742,694	4.7%
CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
Telefonica 02 Czech Republic A.S.	1,166,446	35,508,341	0.4%
Other Securities		17,656,460	0.3%
TOTAL — CZECH REPUBLIC		53,164,801	0.7%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
# MOL Hungarian Oil & Gas NYRT	1,046,802	149,966,504	1.8%
Other Securities		44,050,142	0.6%
TOTAL — HUNGARY		194,016,646	2.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (14.2%)
COMMON STOCKS — (14.1%)
ICICI Bank Sponsored ADR	949,468	$57,452,309	0.7%
Jindal Steel & Power, Ltd.	113,229	38,721,090	0.5%
Reliance Communications, Ltd.	4,291,822	73,160,060	0.9%
Reliance Industries, Ltd.	6,049,665	437,208,625	5.3%
Sterlite Industries (India), Ltd. Series A	2,076,364	54,637,045	0.7%
Tata Steel, Ltd.	1,904,649	39,769,534	0.5%
Other Securities		554,255,958	6.7%
TOTAL COMMON STOCKS		1,255,204,621	15.3%
PREFERRED STOCKS — (0.0%)
Other Securities		196,892	0.0%
RIGHTS/WARRANTS — (0.1%)
Other Securities		6,671,706	0.1%
TOTAL — INDIA		1,262,073,219	15.4%
INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
PT Astra International Tbk	13,431,500	36,042,674	0.5%
PT International Nickel Indonesia Tbk	6,872,000	69,366,479	0.9%
PT Semen Gresik Tbk	67,590,910	43,174,378	0.5%
Other Securities		126,427,217	1.5%
TOTAL COMMON STOCKS		275,010,748	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		392,105	0.0%
TOTAL — INDONESIA		275,402,853	3.4%
ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
Bank Hapoalim B.M.	14,182,489	71,646,517	0.9%
Bank Leumi Le-Israel	13,378,631	62,555,027	0.8%
Other Securities		112,807,691	1.3%
TOTAL — ISRAEL		247,009,235	3.0%
MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
* Sime Darby Berhad	10,193,905	33,328,269	0.4%
Other Securities		378,413,901	4.6%
TOTAL COMMON STOCKS		411,742,170	5.0%
PREFERRED STOCKS — (0.0%)
Other Securities		204,111	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		764,951	0.0%
TOTAL — MALAYSIA		412,711,232	5.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
# Alfa S.A.B. de C.V. Series A	6,037,464	$39,299,559	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	7,347,625	210,215,551	2.6%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	37,253,358	0.5%
# Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	46,255,132	0.6%
# Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	43,431,852	0.5%
Other Securities		232,121,085	2.7%
TOTAL — MEXICO		608,576,537	7.4%
PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		72,996,995	0.9%
POLAND — (3.1%)
COMMON STOCKS — (3.1%)
* Polski Koncern Naftowy Orlen SA	5,310,008	112,539,161	1.4%
Other Securities		159,870,530	1.9%
TOTAL COMMON STOCKS		272,409,691	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		45,378	0.0%
TOTAL — POLAND		272,455,069	3.3%
SOUTH AFRICA — (10.2%)
COMMON STOCKS — (10.2%)
ABSA Group, Ltd.	2,353,362	44,110,454	0.5%
African Rainbow Minerals, Ltd.	1,435,149	31,360,143	0.4%
ArcelorMittal South Africa, Ltd.	2,658,860	54,126,598	0.7%
Barloworld, Ltd.	2,119,859	35,413,690	0.4%
Gold Fields, Ltd. Sponsored ADR	4,882,535	80,317,701	1.0%
*# Harmony Gold Mining Co., Ltd.	3,183,494	33,732,934	0.4%
Nedbank Group, Ltd.	2,262,249	44,906,567	0.5%
Sanlam, Ltd.	28,259,449	96,992,464	1.2%
Sasol, Ltd. Sponsored ADR	1,309,923	66,203,508	0.8%
Other Securities		421,866,952	5.2%
TOTAL COMMON STOCKS		909,031,011	11.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		42,548	0.0%
TOTAL — SOUTH AFRICA		909,073,559	11.1%
SOUTH KOREA — (11.4%)
COMMON STOCKS — (11.4%)
# Hyundai Motor Co., Ltd.	764,050	57,697,508	0.7%
LG Corp.	381,163	32,582,793	0.4%
LG Electronics, Inc.	466,520	48,709,697	0.6%
# POSCO ADR	1,060,011	167,343,937	2.1%
# Samsung Corp.	632,820	44,598,002	0.6%
* Sk Energy Co., Ltd.	317,698	65,357,185	0.8%
Other Securities		601,021,579	7.2%
TOTAL — SOUTH KOREA		1,017,310,701	12.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Chi Mei Optoelectronic Corp.	28,881,840	$39,033,138	0.5%
Mega Financial Holding Co., Ltd.	69,497,000	43,007,449	0.5%
United Microelectronics Corp.	84,774,374	50,714,321	0.6%
Other Securities		742,990,774	9.1%
TOTAL — TAIWAN		875,745,682	10.7%
THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		218,487,192	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		253,663	0.0%
TOTAL — THAILAND		218,740,855	2.7%
TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	38,192,276	0.5%
Turkiye Garanti Bankasi A.S.	4,310,290	37,541,819	0.5%
Other Securities		207,959,782	2.5%
TOTAL — TURKEY		283,693,877	3.5%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $116,699,233 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.500%, maturities ranging from 08/01/13 to 02/01/36, valued at $101,562,724) to be repurchased at $99,609,716	$99,571	99,571,298	1.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $122,455,360 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 12/01/32 to 11/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/24 to 11/01/37, valued at $102,003,207) to be repurchased at $100,038,583	100,000	100,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $691,693,391 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/24 to 10/01/36 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/18 to 11/01/37, valued at $546,185,122) to be repurchased at $535,680,003	535,473	535,473,400	6.6%
TOTAL SECURITIES LENDING COLLATERAL		735,044,698	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $5,271,689,547)		$8,902,105,736	108.7%

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $669,888 of securities on loan)	$8,167,061
Collateral Received from Securities on Loan at Value	735,045
Foreign Currencies at Value	3,567
Receivables:
Investment Securities Sold	35,403
Dividends and Interest	9,830
Fund Shares Sold	9,758
Securities Lending Income	1,170
Prepaid Expenses and Other Assets	3
Total Assets	8,961,837
LIABILITIES:
Payables:
Upon Return of Securities Loaned	735,045
Investment Securities Purchased	455
Due to Advisor	697
Loan Payable	24,081
Deferred Thailand Capital Gains Tax	11,982
Accrued Expenses and Other Liabilities	867
Total Liabilities	773,127
NET ASSETS	$8,188,710
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	123,446,288
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$66.33
Investments at Cost	$4,536,645
Collateral Received from Securities on Loan at Cost	$735,045
Foreign Currencies at Cost	$3,477
NET ASSETS CONSIST OF:
Paid-In Capital	$3,908,238
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,305
Accumulated Net Realized Gain (Loss)	655,565
Deferred Thailand Capital Gains Tax	(11,982)
Net Unrealized Foreign Exchange Gain (Loss)	78
Net Unrealized Appreciation (Depeciation)	3,630,506
NET ASSETS	$8,188,710
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,545)	$169,359
Interest	1,103
Income from Securities Lending	9,140
Total Investment Income	179,602
Expenses
Investment Advisory Services Fees	6,669
Accounting & Transfer Agent Fees	668
Custodian Fees	5,190
Shareholders' Reports	31
Directors'/Trustees' Fees & Expenses	92
Legal Fees	43
Audit Fees	79
Other	127
Total Expenses	12,899
Net Investment Income (Loss)	166,703
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	659,828
Foreign Currency Transactions	(2,063)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892,737
Translation of Foreign Currency Denominated Amounts	(230)
Deferred Thailand Capital Gains Tax	(3,211)
Net Realized and Unrealized Gain (Loss)	2,547,061
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,713,764

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$166,703	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	659,828	191,697
Foreign Currency Transactions	(2,063)	(2,472)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892,737	926,842
Translation of Foreign Currency Denominated Amounts	(230)	281
Deferred Thailand Capital Gains Tax	(3,211)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,713,764	1,199,015
Distributions From:
Net Investment Income	(160,170)	(89,423)
Net Short-Term Gains	(7,987)	(5,458)
Net Long-Term Gains	(183,896)	(53,393)
Total Distributions	(352,053)	(148,274)
Capital Share Transactions (1):
Shares Issued	1,088,699	1,397,138
Shares Issued in Lieu of Cash Distributions	338,352	129,459
Shares Redeemed	(437,964)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	989,087	1,370,107
Total Increase (Decrease) in Net Assets	3,350,798	2,420,848
Net Assets
Beginning of Period	4,837,912	2,417,064
End of Period	$8,188,710	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	20,030	34,302
Shares Issued in Lieu of Cash Distributions	6,805	3,503
Shares Redeemed	(7,211)	(4,043)
	19,624	33,762
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,305	$3,675

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $130 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2007, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,711,807
Sales	919,628

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(1,431)	$1,431

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$21,416	$644,373	$665,789

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,435 and $3,563, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,275,478	$3,801,749	$(175,121)	$3,626,628

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Fund under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.48%	$9,825	15	$22	$24,081

At November 30, 2007 the Portfolio had a loan outstanding in the amount of $24,081 (amount in thousands).

H.  Securities Lending:

As of November 30, 2007, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
Emerging Markets Value Portfolio	67.22%	0.75%	32.03%	100.00%	8.14%	—	0.55%	1.10%
Dimensional Emerging Markets Value Fund Inc.
Dimensional Emerging Markets Value Fund Inc.	45.50%	2.27%	52.23%	100.00%	6.83%	9.83%	0.52%	4.32%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

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DFA113007-005A

ITEM 2.                                                     CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                                  Audit Fees

Fiscal Year Ended November 30, 2007:  $19,533

Fiscal Year Ended November 30, 2006:  $29,631

(b)                                 Audit-Related Fees

Fees for Registrant                                           Fiscal Year Ended November 30, 2007:  $1,215

Fiscal Year Ended November 30, 2006:  $2,940

For fiscal years ended November 30, 2007 and November 30, 2006, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended November 30, 2007:  $145,000

Fiscal Year Ended November 30, 2006:  $150,000

For the fiscal years ended November 30, 2007 and November 30, 2006, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)                                  Tax Fees

Fees for Registrant                                           Fiscal Year Ended November 30, 2007:  $10,953

Fiscal Year Ended November 30, 2006:  $  6,536

Tax Fees included, for the fiscal years ended November 30, 2007 and November 30, 2006, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)                                 All Other Fees

Fees for Registrant                                                     Fiscal Year Ended November 30, 2007:  $0

Fiscal Year Ended November 30, 2006:  $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)                    Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.                                   General

1.                                       The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.                                       The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the

Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.                                     Pre-Approval of Audit Services to the Funds

1.                                       The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.                                       The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.                                       Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.                                     Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.                                       The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.                                       Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.                                       The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.                                       The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.                                       A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.                                    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.                                       The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.                                       Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.                                       The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.                                       The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)                                  pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)                                 refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.                                       The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.                                      Amendment; Annual Review

1.                                       The Committee may amend these procedures from time to time.

2.                                       These procedures shall be reviewed annually by the Committee.

F.                                      Recordkeeping

1.                                       The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.                                       In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.                                       A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)                    The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended November 30, 2007 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                                 Aggregate Non-Audit Fees

Fiscal Year Ended November 30, 2007:  $375,500

Fiscal Year Ended November 30, 2006:  $379,458

(h)                                 The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of November 30, 2007.
–	Amounts designated as - are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$1,140,384
*	Alpargatas S.A.I.C.	6,363	9,973
*	Banco Suquia SA	327,868	50,572
	BBVA Banco Frances SA	130,508	361,937
*	Capex SA Series A	131,575	983,990
*	Celulosa Argentina SA Series B	14,412	23,578
*	Central Puerto SA Series B	125,000	229,420
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	858,062
	Dycasa SA Series B	55,000	76,951
*	Endesa Costanera SA Series B	261,000	361,915
*	IRSA Inversiones y Representaciones SA	1,186,421	1,774,541
*	Juan Minetti SA	769,693	611,594
	Ledesma S.A.A.I.	885,405	1,241,539
*	MetroGas SA Series B	176,000	78,973
*	Molinos Rio de la Plata SA Series B	502,274	1,799,884
*	Petrobras Energia Participacio	518,520	573,588
*	Polledo SA Industria Constructora y FinancierA	50,000	8,803
	Siderar S.A.I.C. Series A	494,314	4,004,812
	Solvay Indupa S.A.I.C.	1,229,322	1,497,781
	Tenaris SA	140,000	3,226,058
*	Transportadora de Gas del Sur SA Series B	364,679	411,363

TOTAL — ARGENTINA			19,325,718

BRAZIL — (9.3%)
COMMON STOCKS — (1.0%)
	Companhia Siderurgica Nacional SA	931,400	70,918,782
*	Eleva Alimentos SA	12,500	172,017
	Eternit SA	829,920	2,953,584
	Industrias Romi SA	82,800	1,015,659
	Perdigao SA ADR	321,626	15,354,425
*	Plascar Participacoes Industriais SA	110,117	567,569
TOTAL COMMON STOCKS			90,982,036

PREFERRED STOCKS — (8.3%)
	Aracruz Celulose SA Sponsored ADR	112,740	8,638,139
	ArcelorMittal Inox Brasil SA	413,076	19,777,047
	Braskem SA Preferred A	1,479,200	12,995,705
	Braskem SA Special Preferred A Sponsored ADR	506,100	9,033,885
	Centrais Electricas de Santa Catarina SA	259,400	6,062,844
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,881,669
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	25,500	842,010
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	15,965,861
	Companhia de Tecidos Norte de Minas	529,350	3,014,818

1

	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	1,954,890	6,379,264
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	374,854
	Duratex SA	805,100	20,074,731
	Forjas Taurus SA	591,500	3,949,492
	Gerdau SA	1,222,542	34,711,546
	Gerdau SA Sponsored ADR	1,259,570	35,406,513
	Globex Utilidades SA	34,076	760,328
*	Inepar Industria e Construcoes SA	7,896	169,134
	Investimentos Itau SA	5,990,063	43,437,730
	Klabin SA	8,361,300	33,021,701
	Magnesita SA Series A	140,483,000	3,487,194
	Mahle-Metal Leve SA Industria e Comercio	4,000	71,401
	Marcopolo SA	1,454,700	6,248,223
	Metalurgica Gerdau SA	2,366,200	92,103,216
	Refinaria Petroleo Ipiranga SA	12,600	346,154
	Sadia SA	3,082,282	19,016,031
#	Sadia SA ADR	375,020	22,951,224
*	Santista Textil SA	29,600	426,490
	Sao Paulo Alpargatas SA	37,800	2,867,419
	Suzano Papel e Celullose SA	2,299,139	38,346,771
	Suzano Petroquimica SA	1,016,323	5,708,915
*	Telemar Norte Leste SA	631,500	23,319,741
	Ultrapar Participacoes SA	26,800	943,315
	Ultrapar Participacoes SA Sponsored ADR	128,400	4,560,768
	Uniao de Industrias Petroquimicas SA Series B	5,879,158	7,149,308
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	30,153,608
	Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	161,245,835
	Votorantim Celulose e Papel SA	629,975	20,662,983
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,232,820
	Whirlpool SA	127,100	276,505
TOTAL PREFERRED STOCKS			738,615,192

TOTAL — BRAZIL			829,597,228

CHILE — (2.6%)
COMMON STOCKS — (2.5%)
	Banco de Credito e Inversiones SA Series A	81,935	2,477,726
	Banmedica SA	275,445	359,312
	Cap SA	199,310	5,908,983
	Cementos Bio-Bio SA	665,307	1,645,022
	Compania Cervecerias Unidas SA	143,000	1,034,450
	Compania Cervecerias Unidas SA ADR	4,000	142,600
	Compania de Consumidores de Gas Santiago SA	124,667	616,005
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,962,490
	Compania de Telecomunicaciones de Chile SA Series B	372,166	816,492
*	Compania SudAmericana de Vapores SA	7,770,771	17,662,588
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	13,888,197
	CorpBanca SA	1,044,617,607	7,329,563
*	Corpbanca SA ADR	30,058	1,042,712
	Cristalerias de Chile SA	264,624	3,138,196
	CTI SA (Cia Tecno Industrial)	4,900,000	242,119
	Distribucion y Servicio D&S SA ADR	11,500	381,685
	Empresa Nacional de Electricidad SA	2,694,503	3,626,222
	Empresa Nacional de Telecomunicaciones SA	116,880	1,790,335

2

	Empresas CMPC SA	729,964	26,833,878
	Empresas Copec SA	1,119,488	19,831,942
	Empresas Iansa SA	24,637,401	1,898,631
	Enersis SA	31,903,095	10,978,019
	Enersis SA Sponsored ADR	4,542,672	79,360,480
	Industrias Forestales SA	3,436,382	930,496
	Inversiones Frimetal SA	4,900,000	—
*	Madeco SA	38,949,259	4,889,154
*	Madeco SA Sponsored ADR	209,822	2,486,391
	Masisa SA	9,423,699	1,862,575
	Minera Valparaiso SA	7,500	239,786
	Parque Arauco SA	2,474,668	2,934,679
	Soquimic Comercial SA	198,000	99,597
	Vina de Concha y Toro SA	287,212	625,060
*	Vina San Pedro SA	79,756,271	748,616
	Watt’s SA	163,489	132,484
TOTAL COMMON STOCKS			220,916,485

PREFERRED STOCKS — (0.1%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,037,068
	Sociedad Quimica y Minera de Chile SA Series B	481,533	8,470,584
TOTAL PREFERRED STOCKS			9,507,652

TOTAL — CHILE			230,424,137

CHINA — (4.3%)
COMMON STOCKS — (4.3%)
	AMVIG Holdings, Ltd.	1,698,000	2,400,947
* #	AviChina Industry and Technology Co., Ltd.	4,952,000	1,347,182
* #	Bank of China, Ltd.	46,340,000	24,234,213
* #	Baoye Group Co., Ltd.	1,070,000	1,177,663
* #	Beijing Capital Land, Ltd.	8,428,000	6,371,273
	Beijing Enterprises Holdings, Ltd.	200,000	1,009,762
* #	Brilliance China Automotive Holdings, Ltd.	21,082,000	4,453,756
	Catic Shenzhen Holdings, Ltd.	856,000	653,435
	Chaoda Modern Agriculture	13,592,650	12,777,358
* #	China Aerospace International Holdings, Ltd.	9,642,600	1,709,270
* #	China Foods, Ltd.	6,944,000	5,188,509
	China Green Holdings, Ltd.	1,644,000	1,724,422
* #	China Haidian Holdings, Ltd.	6,156,000	655,399
*	China Pharmaceutical Group, Ltd.	4,424,000	1,753,255
#	China Rare Earth Holdings, Ltd.	5,216,700	1,338,635
	China Resources Enterprise, Ltd.	2,508,000	10,599,857
* #	China Shipping Container Lines Co., Ltd.	22,155,150	20,224,097
	China Travel International Investment Hong Kong, Ltd.	25,074,000	16,878,808
	China Unicom, Ltd.	2,392,000	5,572,647
	China Unicom, Ltd. ADR	1,197,012	27,662,947
* #	Chongqing Iron and Steel Co., Ltd.	2,072,000	1,054,897
	Citic Pacific, Ltd.	4,065,000	23,020,354
#	CNPC (Hong Kong), Ltd.	16,180,000	11,234,557
	Comba Telecom Systems Holdings, Ltd.	3,146,000	906,815
	COSCO Pacific, Ltd.	7,644,000	21,386,237
* #	Dalian Port (PDA) Co., Ltd.	3,542,000	2,670,101
	Denway Motors, Ltd.	33,564,000	21,966,575

3

	Digital China Holdings, Ltd.	1,170,000	799,098
*	Dongfeng Motor Corp.	19,844,000	15,421,222
#	Dynasty Fine Wines Group, Ltd.	3,672,000	1,503,339
* #	Enerchina Holdings, Ltd.	6,493,500	320,901
*	First Tractor Co., Ltd.	1,318,000	851,811
* #	Founder Holdings, Ltd.	3,334,000	254,556
#	Geely Automobile Holdings, Ltd.	8,460,000	1,127,579
	Global Bio-Chem Technology Group Co., Ltd.	10,394,000	2,836,293
*	Great Wall Motor Co., Ltd.	1,600,500	2,456,616
* #	Great Wall Technology Co., Ltd.	1,836,000	591,607
* #	Guangshen Railway Co., Ltd. Sponsored ADR	221,911	8,141,915
*	Guangzhou Pharmaceutical Co., Ltd.	1,230,000	1,106,855
	Hainan Meilan International Airport Co., Ltd.	936,000	1,326,936
#	HKC (Holdings), Ltd.	17,444,000	5,572,088
*	Jingwei Textile Machinery Co., Ltd.	552,000	248,797
#	Lianhua Supermarket Holdings Co., Ltd.	751,000	1,098,240
* #	Lingbao Gold Co., Ltd.	1,176,000	722,434
* #	Maanshan Iron and Steel Co., Ltd.	11,526,000	8,289,180
	Minmetals Resources, Ltd.	6,384,000	4,356,634
#	Neo-China Group (Holdings), Ltd.	986,000	931,019
	PetroChina Co., Ltd. ADR	35,300	6,768,422
*	Qingling Motors Co., Ltd.	4,848,000	1,070,868
* #	Semiconductor Manufacturing International Corp	39,682,000	3,769,800
*	Semiconductor Manufacturing International Corp. ADR	907,264	4,354,867
* #	Shanghai Electric Group Co., Ltd.	14,012,000	11,166,477
	Shanghai Industrial Holdings, Ltd.	3,780,000	18,260,306
* #	Shanghai Prime Machinery Co., Ltd.	3,004,000	1,109,855
#	Shenzhen International Holdings, Ltd.	43,502,500	6,332,475
	Shenzhen Investment, Ltd.	5,164,000	3,972,339
*	Shenzhou International Group	828,000	372,910
	SinoCom Software Group, Ltd.	270,000	50,772
#	Sinolink Worldwide Holdings, Ltd.	12,742,000	3,138,888
	Sinopec Kantons Holdings, Ltd.	3,122,800	774,398
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	9,500	598,120
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,188,000	840,622
#	Sinotrans, Ltd.	10,382,000	5,098,876
#	Skyworth Digital Holdings, Ltd.	11,417,100	1,710,546
#	SRE Group, Ltd.	9,500,053	3,089,435
	Stone Group Holdings, Ltd.	7,440,000	791,840
* #	TCL Communication Technology Holdings, Ltd.	13,656,000	456,052
* #	TCL Multimedia Technology Holdings, Ltd.	29,622,400	1,797,142
* #	Tianjin Capital Environmental Protection	734,000	393,594
	TPV Technology, Ltd.	10,662,000	6,758,449
* #	Travelsky Technology, Ltd.	4,162,000	4,471,390
* #	Weiqiao Textile Co., Ltd.	3,499,000	5,188,158
* #	Xiamen International Port Co., Ltd.	3,878,000	1,052,298
* #	Xiwang Sugar Holdings Co., Ltd.	2,675,952	931,842
*	Zhejiang Glass Co., Ltd.	1,132,000	1,264,543
* #	ZTE Corp.	238,000	1,141,313
TOTAL COMMON STOCKS			384,656,688

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	1,674,100	86,006

TOTAL — CHINA			384,742,694

4

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,493,591
	Telefonica 02 Czech Republic A.S.	1,166,446	35,508,341
*	Unipetrol A.S.	673,738	12,162,869

TOTAL — CZECH REPUBLIC			53,164,801

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
*	Danubius Hotel & Spa NYRT	138,417	7,239,777
#	Egis Gyogyszergyar NYRT	115,885	13,117,760
*	Fotex NYRT	999,439	5,045,146
#	MOL Hungarian Oil & Gas NYRT	1,046,802	149,966,504
*	Pannonplast NYRT	550,140	4,659,376
*	RABA Automotive Holding NYRT	255,327	2,833,665
*	Synergon Information Systems	89,037	871,504
*	Tiszai Vegyi Kombinat NYRT	237,913	10,246,398
	Zwack Unicum NYRT	387	36,516

TOTAL — HUNGARY			194,016,646

INDIA — (14.2%)
COMMON STOCKS — (14.1%)
*	Abhishek Industries, Ltd.	92,524	51,971
	Adani Enterprises, Ltd.	867,101	17,496,333
	Aditya Birla Nuvo, Ltd.	159,991	6,354,968
	Adlabs Films, Ltd.	86,755	2,113,458
*	Aftek, Ltd.	866,625	1,520,066
*	Agro Tech Foods, Ltd.	136,705	654,842
	Alembic, Ltd.	619,600	1,386,881
	Alok Industries, Ltd.	736,832	1,404,002
	Ambuja Cements, Ltd.	3,753,732	14,160,503
	Amtek Auto, Ltd.	314,027	3,580,741
	Apollo Hospitals Enterprise, Ltd.	138,288	1,696,974
	Apollo Tyres, Ltd.	1,751,970	1,846,619
*	Arvind Mills, Ltd.	1,330,891	2,521,385
	Ashok Leyland, Ltd.	6,035,668	6,849,511
	Aurobindo Pharma, Ltd.	215,126	2,713,381
*	Avaya GlobalConnect, Ltd.	21,933	136,222
	Axis Bank, Ltd.	1,253,001	29,441,628
	Aztecsoft, Ltd.	154,842	194,646
	Bajaj Auto Finance, Ltd.	89,482	747,228
	Bajaj Auto, Ltd.	66,284	4,537,539
	Bajaj Hindusthan, Ltd.	378,146	2,048,185
	Balaji Telefilms, Ltd.	204,578	1,781,955
	Ballarpur Industries, Ltd.	886,062	3,421,979
	Balmer Lawrie & Co., Ltd.	48,430	735,443
	Balrampur Chini Mills, Ltd.	203,381	526,207
	Bank of Maharashtra, Ltd.	410,000	797,487
	Bank of Rajasthan, Ltd.	439,521	1,803,436
	BASF India, Ltd.	99,750	639,295
*	Bata India, Ltd.	98,732	563,731

5

	BEML, Ltd.	104,405	4,378,338
	Bharat Forge, Ltd.	160,000	1,273,197
	Bharati Shipyard, Ltd.	30,210	545,492
	Bhushan Steel & Strips, Ltd.	146,706	5,002,265
	Biocon, Ltd.	197,567	2,856,413
	Blue Star Infotech, Ltd.	12,900	26,746
	BOC India, Ltd.	300,919	1,112,418
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,172,690
	Ceat, Ltd.	136,470	677,823
	Century Enka, Ltd.	133,495	562,133
	Century Textiles & Industries, Ltd.	205,357	5,772,244
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,584,120
	Cholamandalam DBS Finance, Ltd.	477	2,485
	City Union Bank, Ltd.	83,910	500,307
	Clariant Chemicals (India), Ltd.	2,398	16,857
	Coromandel Fertilisers, Ltd.	136,536	402,657
	Cranes Software International, Ltd.	313,759	967,904
	Cummins India, Ltd.	50,000	534,225
*	Dabur Pharma, Ltd.	55,164	100,041
	Dalmia Cement (Bharat), Ltd.	28,800	356,298
	DCM Shriram Consolidated, Ltd.	210,988	375,701
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	1,401,562
	Dhampur Sugar Mills, Ltd.	91,465	149,467
*	Dish TV India, Ltd.	1,147,399	2,387,809
	D-Link (India), Ltd.	118,369	276,926
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,865,092
	E.I.D. - Parry (India), Ltd.	357,212	1,443,423
	Eicher Motors, Ltd.	28,098	306,666
	EIH, Ltd.	881,287	3,627,500
	Elder Pharmaceuticals, Ltd.	97,715	994,196
	Electrosteel Casings, Ltd.	513,690	1,087,495
	Elgi Equipments, Ltd.	174,405	320,241
*	Escorts, Ltd.	388,991	1,497,994
	Essel Propack, Ltd.	442,637	656,711
*	Eveready Industries (India), Ltd.	351,390	661,773
	Everest Industries, Ltd.	23,275	61,010
	Exide Industries, Ltd.	1,078,610	1,947,807
	FDC, Ltd.	179,858	139,477
	Federal Bank, Ltd.	510,924	4,087,493
	Finolex Cables, Ltd.	537,055	1,235,278
	Finolex Industries, Ltd.	695,629	1,481,941
	Gammon India, Ltd.	111,404	1,567,286
	Garden Silk Mills, Ltd.	52,000	100,767
	Geometric, Ltd.	73,022	133,142
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	101,514
*	Goetze (India), Ltd.	9,785	34,425
	Graphite India, Ltd.	44,000	97,156
	Great Eastern Shipping Co., Ltd.	825,643	10,310,412
	Great Offshore, Ltd.	136,410	3,145,704
	GTL, Ltd.	697,870	4,424,018
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,407,651
	Gujarat Fluorochemicals, Ltd.	50,745	887,615
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,776,664
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	3,161,690
	H.E.G., Ltd.	129,459	1,396,437

6

	HCL Infosystems, Ltd.	174,000	1,012,727
	HCL Technologies, Ltd.	349,200	2,825,461
	HDFC Bank, Ltd.	241,906	10,560,294
*	Himachal Futuristic Communications, Ltd.	504,605	353,401
	Himatsingka Seide, Ltd.	137,216	345,754
	Hinduja Ventures, Ltd.	65,909	953,652
	Hindustan Construction Co., Ltd.	1,093,222	5,573,732
*	Hindustan Motors, Ltd.	769,723	802,331
	Hindustan Sanitaryware & Industries, Ltd.	24,608	43,113
	Hotel Leelaventure, Ltd.	1,602,335	2,638,633
	HTMT Global Solutions, Ltd.	65,909	809,717
	ICI India, Ltd.	47,767	691,194
	ICICI Bank Sponsored ADR	949,468	57,452,309
	iGate Global Solutions, Ltd.	20,446	205,744
	India Cements, Ltd.	1,297,654	9,711,560
	India Glycols, Ltd.	115,658	1,228,790
	Indiabulls Financial Services, Ltd.	6,234	115,852
	Indian Hotels Co., Ltd.	2,942,890	9,976,660
	Indian Oil Corp., Ltd.	8,798	120,728
	Indo Rama Synthetics (India), Ltd.	202,314	266,037
*	Indoco Remedies, Ltd.	500	3,755
	IndusInd Bank, Ltd.	1,816,067	5,465,870
	Industrial Development Bank of India, Ltd.	3,178,422	13,059,216
	Ipca Laboratories, Ltd.	94,786	1,437,954
	IVRCL Infrastructures & Projects, Ltd.	34,169	402,030
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	614,247
	Jammu & Kashmir Bank, Ltd.	222,503	4,126,878
	JBF Industries, Ltd.	35,983	144,281
	Jet Airways (India), Ltd.	244,572	5,153,132
	Jindal Poly Films, Ltd.	21,594	131,523
	Jindal Saw, Ltd.	162,712	3,500,679
	Jindal Stainless, Ltd.	774,612	4,289,208
	Jindal Steel & Power, Ltd.	113,229	38,721,090
	JK Tyre and Industries, Ltd.	119,005	385,185
	JSW Steel, Ltd.	1,091,845	27,769,806
	Jubilant Organosys, Ltd.	138,688	1,058,252
	Karnataka Bank, Ltd.	256,552	1,366,011
	Karur Vysya Bank, Ltd.	87,485	754,348
	Kesoram Industries, Ltd.	204,223	2,878,770
#	Kingway Brewery Holdings, Ltd.	3,814,000	839,079
	Kirloskar Oil Engines, Ltd.	458,360	1,833,194
	Kohinoor Foods, Ltd.	95,364	150,651
	Lanxess ABS, Ltd.	32,052	159,019
	LIC Housing Finance, Ltd.	423,699	3,671,930
	Maharashtra Scooters, Ltd.	13,612	111,016
	Mahindra & Mahindra, Ltd.	556,166	10,312,376
	Maruti Suzuki India, Ltd.	544,780	13,917,420
	Mastek, Ltd.	83,250	590,876
*	Matrix Laboratories, Ltd.	490,684	2,714,458
*	Megasoft, Ltd.	60,998	192,954
	Mercator Lines, Ltd.	153,434	485,029
	Merck, Ltd.	29,241	285,469
	MIRC Electronics, Ltd.	229,924	166,278
	Mirza International, Ltd.	5,000	2,786
	Monnet Ispat, Ltd.	25,865	264,482

7

	Monsanto India, Ltd.	1,217	45,894
	Moser Baer (India), Ltd.	872,302	6,012,650
	Mphasis, Ltd.	292,087	2,097,295
	MRF, Ltd.	17,453	3,103,906
	Mukand, Ltd.	379,410	813,207
	Mukta Arts, Ltd.	30,300	127,953
	Nagarjuna Construction Co., Ltd.	574,251	4,581,937
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	5,323,389
*	Nahar Capital & Financial Services, Ltd.	51,549	—
	Nahar Spinning Mills, Ltd.	51,549	100,747
	Natco Pharma, Ltd.	110,241	371,803
	Navneet Publications (India), Ltd.	118,740	319,558
*	Netflier Finco, Ltd.	39,668	37,406
	NIIT Technologies, Ltd.	190,440	1,075,937
	NIIT, Ltd.	149,557	545,960
	Nirma, Ltd.	280,992	1,688,432
	NOCIL, Ltd.	1,279,177	1,406,080
	OCL India, Ltd.	82,078	657,291
	Omax Autos, Ltd.	64,810	110,827
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,902,335
	Patni Computer Systems, Ltd.	315,650	2,498,328
	Petronet LNG, Ltd.	1,859,989	4,879,957
	Polaris Software Lab, Ltd.	396,842	1,099,078
	Prism Cements, Ltd.	358,139	548,382
	PSL, Ltd.	62,792	792,334
	PTC India, Ltd.	64,837	242,812
*	Punjab Tractors, Ltd.	72,971	370,020
	Rain Calcining, Ltd.	752,792	1,054,556
	Rallis India, Ltd.	15,926	174,561
	Raymond, Ltd.	288,315	3,064,162
	REI Agro, Ltd.	195,681	3,714,852
	Reliance Capital, Ltd.	339,307	20,177,168
	Reliance Communications, Ltd.	4,291,822	73,160,060
	Reliance Industries, Ltd.	6,049,665	437,208,625
*	Reliance Natural Resources, Ltd.	5,311,927	22,520,023
	Rico Auto Industries, Ltd.	160,452	171,523
	Rolta India, Ltd.	321,636	5,947,434
	Ruchi Soya Industries, Ltd.	941,355	2,466,326
*	SEAMEC, Ltd.	51,335	271,676
	Sesa GOA, Ltd.	8,700	758,318
	Shasun Chemicals & Drugs, Ltd.	94,986	164,576
	Shriram Transport Finance Co., Ltd.	105,855	861,249
*	Sical Logistics, Ltd.	3,414	20,432
	SKF India, Ltd.	10,201	113,334
	Sona Koyo Steering Systems, Ltd.	59,284	96,071
	Sonata Software, Ltd.	457,576	496,853
	South India Bank, Ltd.	219,375	979,672
	SREI Infrastructure Finance, Ltd.	692,456	3,229,537
	SRF, Ltd.	266,306	1,068,953
	Sterlite Industries (India), Ltd. Series A	2,076,364	54,637,045
	Sterlite Technologies, Ltd.	274,890	2,031,831
	Strides Arcolab, Ltd.	126,300	839,454
	Subros, Ltd.	73,890	84,774
	Sundram Fastners, Ltd.	38,520	48,842
	Supreme Petrochem, Ltd.	101,631	72,734

8

*	Swaraj Engines, Ltd.	14,132	59,743
	Syndicate Bank	1,271,548	3,266,478
	Tata Chemicals, Ltd.	1,092,020	8,649,864
	Tata Investment Corp., Ltd.	57,960	994,307
	Tata Metaliks, Ltd.	26,681	104,432
	Tata Motors, Ltd.	405,012	7,539,425
	Tata Steel, Ltd.	1,904,649	39,769,534
	Tata Tea, Ltd.	166,270	3,195,499
*	Tele Data Informatics, Ltd.	534,517	890,300
*	Teledata Marine Solutions, Ltd.	267,258	—
*	Teledata Technology Solution	267,258	—
	Trent, Ltd.	14,497	191,944
	Tube Investments of India, Ltd.	486,775	837,448
	TVS Motor Co., Ltd.	1,082,101	1,774,660
	Ucal Fuel Systems, Ltd.	24,245	56,919
	Unichem Laboratories, Ltd.	64,206	301,259
	United Phosphorus, Ltd.	176,000	1,534,272
	Usha Martin, Ltd.	1,017,075	3,328,750
*	Uttam Galva Steels, Ltd.	305,386	412,629
	Vardhman Textiles, Ltd.	88,383	321,332
	Varun Shipping Co.	549,032	1,028,386
	Videocon Industries, Ltd.	35,767	369,409
	Videsh Sanchar Nigam, Ltd.	929,481	14,749,415
	Videsh Sanchar Nigam, Ltd. ADR	37,900	1,254,869
*	Welspun India, Ltd.	37,142	84,040
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	8,349,456
*	Wire & Wireless India, Ltd.	997,738	1,766,671
	Wockhardt, Ltd.	103,639	1,010,898
	Wyeth, Ltd.	6,540	79,752
	Zee Entertainment Enterprises, Ltd.	1,995,477	14,406,848
*	Zee News, Ltd.	902,155	1,511,762
	Zensar Technologies, Ltd.	68,072	288,494
	Zuari Industries, Ltd.	127,958	1,119,414
TOTAL COMMON STOCKS			1,255,204,621

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	196,892

RIGHTS/WARRANTS — (0.1%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	130	203
*	Federal Bank, Ltd. Rights 01/15/08	510,924	840,043
*	Tata Steel, Ltd. Preferred Rights 12/21/07	1,714,184	813,291
*	Tata Steel, Ltd. Rights 12/21/07	380,929	5,018,169
TOTAL RIGHTS/WARRANTS			6,671,706

TOTAL — INDIA			1,262,073,219

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	2,012,000	66,511
*	PT Apac Citra Centretex Tbk	774,000	9,086
	PT Apexindo Pratama Tbk	3,576,500	875,896
*	PT Asahimas Flat Glass Tbk	5,333,500	1,732,591

9

	PT Astra Graphia Tbk	18,779,000	1,129,311
	PT Astra International Tbk	13,431,500	36,042,674
*	PT Bakrie & Brothers Tbk	200,594,500	6,376,194
*	PT Bakrieland Development Tbk	83,941,750	5,529,744
	PT Bank Niaga Tbk	59,850,500	5,461,465
*	PT Bank Pan Indonesia Tbk	141,853,326	10,051,221
	PT Berlian Laju Tanker Tbk	54,456,800	12,569,508
*	PT Bhakti Investama Tbk	57,861,675	6,653,717
*	PT Budi Acid Jaya Tbk	19,230,000	641,728
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,127,788
*	PT Ciputra Surya Tbk	17,718,000	1,467,504
*	PT Clipan Finance Indonesia Tbk	12,461,000	460,253
*	PT Davomas Adabi Tbk	142,035,000	3,426,713
*	PT Dynaplast Tbk	3,040,000	247,551
	PT Enseval Putera Megatrading Tbk	11,535,000	973,076
*	PT Ever Shine Textile Tbk	19,347,215	180,670
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	1,837,815
*	PT Hero Supermarket Tbk	220,000	112,700
*	PT Holcim Indonesia Tbk	12,501,000	2,221,665
	PT Indofood Sukses Makmur Tbk	25,723,500	6,968,122
	PT Indo-Rama Synthetics Tbk	7,901,320	531,219
	PT International Nickel Indonesia Tbk	6,872,000	69,366,479
	PT Jaya Real Property Tbk	25,947,500	4,067,875
*	PT Kawasan Industry Jababeka Tbk	104,408,000	2,187,379
	PT Lautan Luas Tbk	2,102,000	99,140
	PT Lippo Karawaci Tbk	30,656,000	5,490,439
	PT Matahari Putra Prima Tbk	29,674,400	2,058,858
	PT Mayorah Indah Tbk	8,807,572	1,640,685
	PT Medco Energi International Tbk	31,249,000	18,108,260
	PT Mitra Adiperkasa Tbk	3,033,000	227,950
*	PT Modern Photo Tbk	1,266,500	87,858
*	PT Panasia Indosyntec Tbk	403,200	17,212
*	PT Panin Insurance Tbk	30,688,500	1,117,887
*	PT Panin Life Tbk	38,423,500	800,637
	PT Petrosea Tbk	76,000	50,153
*	PT Polychem Indonesia Tbk	14,413,500	286,470
	PT Ramayana Lestari Sentosa Tbk	650,000	59,887
	PT Samudera Indonesia Tbk	415,500	263,280
	PT Selamat Semp Tbk	10,624,000	419,518
	PT Semen Gresik Tbk	67,590,910	43,174,378
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	5,255,638
	PT Summarecon Agung Tbk	3,675,000	426,529
*	PT Sunson Textile Manufacturer Tbk	6,012,000	256,649
*	PT Suparma Tbk	3,995,345	117,517
*	PT Surya Dumai Industri Tbk	5,145,000	197,673
	PT Surya Toto Indonesia Tbk	46,400	39,616
*	PT Suryainti Permata Tbk	4,344,500	904,405
	PT Tempo Scan Pacific Tbk	64,660,000	5,249,016
	PT Tigaraksa Satria Tbk	718,200	32,576
	PT Trias Sentosa Tbk	29,527,200	567,297
	PT Trimegah Sec Tbk	34,298,000	1,229,810
	PT Tunas Ridean Tbk	10,810,000	1,487,420
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	919,514
*	PT Unggul Indah Cahaya Tbk	371,435	108,021
TOTAL COMMON STOCKS			275,010,748

10

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	302,178
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	42,186
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	41,017
*	PT Summarecon Agung Tbk Rights 06/21/10	262,500	6,724
TOTAL RIGHTS/WARRANTS			392,105

TOTAL — INDONESIA			275,402,853

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
*	Afcon Industries, Ltd.	1,451	11,871
*	Africa Israel Industries, Ltd.	7,006	704,407
*	Alvarion, Ltd.	4,828	47,701
*	American Israeli Paper Mills, Ltd.	23,254	1,368,109
	Ashtrom Properties, Ltd.	171,400	191,765
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,596,253
	Bank Hapoalim B.M.	14,182,489	71,646,517
	Bank Leumi Le-Israel	13,378,631	62,555,027
	Bank of Jerusalem, Ltd.	71,150	118,774
	Baran Group, Ltd.	90,555	1,782,220
	Blue Square Chain Investments and Properties, Ltd.	33,400	311,620
	Clal Industries, Ltd.	773,796	4,627,621
*	Delta-Galil Industries, Ltd.	131,707	913,836
	Dexia Isreal, Ltd.	1,050	105,974
	Discount Investment Corp.	283,611	9,334,666
	Elbit Medical Imaging, Ltd.	168,210	9,513,137
*	Electra (Israel), Ltd.	13,319	2,211,960
*	Elron Electronic Industries, Ltd.	274,956	3,204,010
*	Feuchtwanger Investments, Ltd.	10,500	33
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,992,414
*	First International Bank of Israel, Ltd. (6123815)	294,660	4,020,283
*	Formula Systems, Ltd.	91,685	1,260,643
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	349,290
*	GTC Real Estate NV	3,052	62,619
	IDB Development Corp., Ltd. Series A	299,281	11,468,428
	Industrial Building Corp., Ltd.	937,191	2,642,559
	Israel Cold Storage & Supply Co., Ltd.	7,000	71,613
	Israel Petrochemical Enterprises, Ltd.	197,712	2,414,611
*	Israel Salt Industries, Ltd.	158,462	1,136,797
*	Israel Steel Mills, Ltd.	97,000	987
*	Jerusalem Oil Exploration, Ltd.	27,096	568,537
*	Kardan Israel, Ltd.	2,237	10,577
*	Knafaim Arkia Holdings, Ltd.	117,857	1,176,514
	Koor Industries, Ltd.	149,180	11,443,937
	Leader Holding & Investments, Ltd.	197,439	527,144
*	Liberty Properties, Ltd.	3,457	45,563
*	Makhteshim-Agan Industries, Ltd.	227,355	1,938,884
*	Mer Industries, Ltd.	19,959	99,618
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	73,336
*	Metalink, Ltd.	21,794	110,812

11

*	Middle East Tube Co., Ltd.	18,000	46,199
*	Miloumor, Ltd.	97,997	299,378
*	Minrav Holdings, Ltd.	2,000	143,018
	Mivtach Shamir Holdings, Ltd.	10,944	304,471
*	Naphtha Israel Petroleum Corp.	407,900	260,666
*	OCIF Investments and Development, Ltd.	14,180	470,511
*	Orckit Communications, Ltd.	109,096	760,064
*	Property and Building Corp., Ltd.	15,803	2,206,345
*	Retalix, Ltd.	71,662	1,259,946
*	Scailex Corp., Ltd.	423,455	4,329,600
	Suny Electronic Inc., Ltd.	90,241	301,568
	Super-Sol, Ltd. Series B	793,301	3,051,601
*	Team Computer & Systems, Ltd.	6,937	233,694
*	The Israel Land Development Co., Ltd.	182,187	1,575,242
*	Tower Semiconductor, Ltd.	578,773	902,609
* #	TTI Team Telecom International, Ltd. ADR	18,170	45,062
	Union Bank of Israel, Ltd.	499,194	2,565,336
	United Mizrahi Bank, Ltd.	1,696,011	12,972,568
	Urdan Industries, Ltd.	526,698	463,072
	Ytong Industries, Ltd.	173,581	157,618

TOTAL — ISRAEL			247,009,235

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	A&M Realty Berhad	854,200	248,569
*	Advanced Synergy Capital Berhad	153,500	20,228
	Affin Holdings Berhad	9,805,900	7,575,053
	Alliance Financial Group Berhad	5,187,100	4,606,947
*	Al-’Aqar KPJ REIT	109,921	32,181
	Aluminum Co. of Malaysia Berhad	250,000	91,512
*	AMBD Berhad	2,782,700	291,572
	AmInvestment Group Berhad	994,468	1,093,004
	AMMB Holdings Berhad	19,012,144	22,771,806
	Ancom Berhad	413,437	133,106
	Ann Joo Resources Berhad	2,253,000	1,715,273
	APM Automotive Holdings Berhad	1,024,700	709,933
	Apollo Food Holdings Berhad	198,400	176,734
	Asas Dunia Berhad	524,700	168,287
	Asia Pacific Land Berhad	5,644,300	879,006
	Asiatic Development Berhad	2,835,900	6,281,106
	Bandar Raya Developments Berhad	3,669,100	3,524,309
	Batu Kawan Berhad	2,309,250	6,944,838
	Berjaya Corp. Berhad	15,708,680	5,202,383
*	Berjaya Corp. Berhad ICULS	36,680,990	6,432,392
	Berjaya Land Berhad	4,523,000	6,648,160
	Bernas Padiberas Nasional Berhad	4,807,300	3,084,911
*	Bimb Holdings Berhad	1,544,700	640,103
	Bina Darulaman Berhad	118,000	38,221
*	Binaik Equity Berhad	149,800	41,191
	Bolton Properties Berhad	1,277,400	419,646
	Boustead Holdings Berhad	3,343,400	6,161,206
	Boustead Properties Berhad	343,700	501,503
	Cahya Mata Sarawak Berhad	1,401,400	977,950
	Chemical Co. of Malaysia Berhad	311,000	258,265

12

	Chin Teck Plantations Berhad	296,600	555,269
	Choo Bee Metal Industries Berhad	339,700	207,394
*	Country Heights Holdings Berhad	174,000	55,483
	Cycle & Carriage Bintang Berhad	249,800	193,002
*	Damansara Realty Berhad	2,955,600	287,634
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	247,239
	DNP Holdings Berhad	1,431,800	793,708
	DRB-Hicom Berhad	7,715,700	3,802,341
	Eastern & Oriental Berhad (6468754)	1,863,766	1,317,899
	Eastern & Oriental Berhad (B19ZLW1)	283,149	170,840
	Eastern Pacific Industrial Corp. Berhad	497,700	361,308
	ECM Libra Avenue Berhad	6,220,730	1,642,743
	Edaran Otomobil Nasional Berhad	1,591,900	978,812
	EON Capital Berhad	1,459,607	2,978,266
*	Equine Capital Berhad	690,000	398,089
	Esso Malaysia Berhad	905,500	642,035
	Far East Holdings Berhad	388,800	689,814
	Focal Aims Holdings Berhad	424,000	46,244
*	Fountain View Development Berhad	2,573,200	168,258
	Gamuda Berhad	12,943,800	16,924,800
	General Corp. Berhad	1,681,400	573,545
	Globetronics Technology Berhad	360,000	28,340
	Glomac Berhad	1,609,100	630,755
	Gold IS Berhad	1,598,600	1,121,118
*	Golden Plus Holdings Berhad	201,000	101,652
	Gopeng Berhad	273,900	71,901
	Grand United Holdings Berhad	1,387,700	319,389
*	Gula Perak Berhad	50	2
	GuocoLand (Malaysia) Berhad	486,000	477,152
	Hap Seng Consolidated Berhad	1,779,200	1,754,261
	Hong Leong Financial Group Berhad	1,249,437	2,198,092
	Hong Leong Industries Berhad	1,225,800	1,544,623
	Hume Industries (Malaysia) Berhad	537,667	573,367
	Hunza Properties Berhad	1,033,300	851,612
	Hwang-DBS (Malaysia) Berhad	908,700	619,992
	IGB Corp. Berhad	11,062,600	7,590,709
	IJM Corp. Berhad	5,666,500	14,000,151
	IJM Plantations Berhad	204,400	182,139
*	Insas Berhad	3,779,000	678,380
	Integrated Logistics Berhad	1,222,800	437,739
	IOI Corp. Berhad	1,852,500	3,738,794
	IOI Properties Berhad	13,600	55,452
*	Jaks Resources Berhad	3,438,000	1,240,312
	Jaya Tiasa Holdings Berhad	1,185,135	1,246,224
	Jerneh Asia Berhad	425,120	209,372
	K & N Kenanga Holdings Berhad	2,209,100	648,541
*	Karambunai Corp. Berhad	6,839,800	276,131
	Keck Seng (Malaysia) Berhad	1,663,400	2,305,475
	Kian Joo Can Factory Berhad	3,566,680	1,572,090
*	KIG Glass Industrial Berhad	260,000	2,318
	Kim Hin Industry Berhad	453,800	181,150
	Kim Loong Resources Berhad	232,000	191,576
	KLCC Property Holdings Berhad	5,492,000	5,873,952
	Knusford Berhad	153,300	70,097

13

	KPJ Healthcare Berhad	1,570,300	1,597,627
	KrisAssets Holdings Berhad	250,377	205,991
	KSL Holdings Berhad	189,461	86,930
	Kuala Lumpur Kepong Berhad	2,100,050	9,891,205
*	Kub Malaysia Berhad	6,829,000	1,646,448
	Kuchai Development Berhad	345,600	108,111
	Kulim Malaysia Berhad	2,050,825	4,700,222
*	Kumpulan Europlus Berhad	1,702,900	295,220
	Kumpulan Fima Berhad	585,100	113,553
*	Kumpulan Hartanah Selangor Berhad	520,000	136,591
	Kwantas Corp. Berhad	123,000	283,698
*	Land & General Berhad	14,757,000	2,081,164
	Landmarks Berhad	1,497,200	1,342,739
*	LBS Bina Group Berhad	1,607,000	276,915
	Leader Universal Holdings Berhad	6,643,033	2,040,946
	Leong Hup Holdings Berhad	1,469,800	578,023
*	Lien Hoe Corp. Berhad	1,997,150	152,418
*	Lion Corp Berhad	1,520,200	356,972
*	Lion Diversified Holdings Berhad	1,682,500	965,286
	Lion Industries Corp. Berhad	4,734,381	3,064,373
	MAA Holdings Berhad	888,700	517,314
	Malaysia Building Society Berhad	419,000	157,949
*	Malaysian Airlines System Berhad	387,065	566,428
	Malaysian Bulk Carriers Berhad	2,530,525	3,417,597
	Malaysian Mosaics Berhad	354,240	136,392
*	Malaysian Resources Corp. Berhad	5,532,500	4,053,756
	Marco Holdings Berhad	1,710,000	75,981
	MBM Resources Berhad	487,533	460,506
*	Measat Global Berhad	377,500	185,447
	Mega First Corp. Berhad	1,101,700	462,485
	Melewar Industrial Group Berhad	1,294,300	494,094
	Merge Housing Berhad	58,952	10,189
	Metro Kajang Holdings Berhad	535,333	224,893
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	213,664
	MISC Berhad	15,000	43,577
	MK Land Holdings Berhad	6,778,500	1,280,035
	MMC Corp. Berhad	4,108,100	10,629,757
	MNRB Holdings Berhad	1,150,800	1,708,922
	MTD ACPI Engineering Berhad	2,287,200	1,345,052
	MTD Infraperdana Berhad	6,166,300	1,264,323
	Muda Holdings Berhad	706,000	73,570
	Muhibbah Engineering Berhad	978,000	1,002,940
*	MUI Properties Berhad	1,314,000	86,031
*	Mulpha International Berhad	11,817,500	5,219,407
	Multi-Purpose Holdings Berhad	1,974,000	1,212,980
	MWE Holdings Berhad	458,000	133,357
*	Naluri Berhad	3,491,300	736,485
*	Narra Industries Berhad	154,200	31,579
	NCB Holdings Berhad	2,381,700	2,084,958
	Negri Sembilan Oil Palms Berhad	167,600	199,888
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,065,725
	NV Multi Corp. Berhad	671,800	138,612
	Nylex (Malaysia) Berhad	328,550	147,185
	OKS Property Holdings Berhad	373,356	106,193

14

	Oriental Holdings Berhad	3,021,116	5,940,084
	Oriental Interest Berhad	170,000	70,703
	OSK Holdings Berhad	5,309,618	3,891,187
	OSK Ventures Interantional Berhad	66,000	35,238
	P.I.E. Industrial Berhad	323,600	469,905
	Pacific & Orient Berhad	275,494	122,191
	Pacificmas Berhad	305,000	299,421
*	Pan Malaysia Cement Works Berhad	1,271,800	91,329
	Panasonic Manufacturing Malaysia Berhad	339,180	1,130,331
*	Paracorp Berhad	252,000	749
	Paramount Corp. Berhad	203,900	143,685
*	Parkson Holdings Berhad	2,519,790	6,583,449
	PBA Holdings Berhad	1,502,500	544,059
	Pelikan International Corp. Berhad	148,680	185,769
*	Permaju Industries Berhad	1,714,300	316,816
	Petronas Dagangan Berhad	970,900	2,492,678
	PJ Development Holdings Berhad	2,768,800	685,381
	PK Resources Berhad	5,300	1,145
*	Pos Malaysia & Services Holdings Berhad	3,633,817	2,919,591
	PPB Group Berhad	6,909,466	20,532,378
*	Prime Utilities Berhad	46,000	5,000
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	83,740
*	Proton Holdings Berhad	3,652,500	3,909,369
*	Pulai Springs Berhad	159,800	54,858
*	Ramunia Holdings Berhad	1,817,000	554,657
*	Ranhill Berhad	4,323,500	3,102,494
*	RB Land Holdings Berhad	742,900	570,110
	RHB Capital Berhad	3,940,800	6,803,845
*	Salcon Berhad	574,000	193,505
*	Sapura Resources Berhad	286,800	32,544
	Sarawak Energy Berhad	4,681,000	3,326,672
	Sarawak Oil Palms Berhad	150,700	271,742
	Scientex Inc. Berhad	632,400	244,494
	Selangor Dredging Berhad	1,312,700	383,317
	Shangri-La Hotels (Malaysia) Berhad	738,000	532,550
	Shell Refining Co. Federation of Malaysia Berhad	164,900	539,872
	SHL Consolidated Berhad	1,008,700	605,174
*	Silverstone Corp. Berhad	8,690	168
*	Sime Darby Berhad	10,193,905	33,328,269
	Southern Acids (Malaysia) Berhad	44,000	21,241
	Southern Steel Berhad	865,300	440,114
	Store Corp. Berhad	124,630	126,232
*	Subur Tiasa Holdings Berhad	438,600	455,378
	Sunrise Berhad	1,479,600	1,510,440
*	Sunway City Berhad	2,358,700	3,459,876
*	Sunway Holdings, Inc. Berhad	4,443,600	2,423,403
	Suria Capital Holdings Berhad	590,800	520,397
	TA Enterprise Berhad	10,119,100	3,680,732
	Tahp Group Berhad	27,000	31,466
*	Talam Corp. Berhad	5,944,350	465,944
*	Tamco Corp. Holdings Berhad	219,500	59,353
	Tan Chong Motor Holdings Berhad	5,338,300	3,675,431
	TDM Berhad	1,059,200	486,084
	Tekala Corp. Berhad	337,700	94,114

15

	TH Group Berhad	1,975,800	459,433
*	Time Dotcom Berhad	8,911,700	2,052,225
	Tiong Nam Transport Holdings Berhad	171,500	48,829
	Tradewinds (Malaysia) Berhad	844,200	1,123,027
*	Tradewinds Corp. Berhad	6,902,600	2,839,631
	Tradewinds Plantation Berhad	779,600	914,465
	TSR Capital Berhad	157,900	93,427
	UAC Berhad	77,398	98,897
	UEM World Berhad	4,772,400	5,341,806
	UMW Holdings Berhad	2,113,843	9,444,080
	Unico-Desa Plantations Berhad	6,691,328	2,058,990
	Unisem (M) Berhad	4,666,700	2,311,475
	United Malacca Rubber Estates Berhad	450,100	898,928
	United Plantations Berhad	771,600	2,953,620
*	Utama Banking Group Berhad	1,811,200	1,069,434
	Utusan Melayu (Malaysia) Berhad	449,500	149,660
	VS Industry Berhad	1,156,680	1,249,793
	Warisan TC Holdings Berhad	109,850	59,476
	WTK Holdings Berhad	2,262,250	1,522,387
	Yeo Hiap Seng (Malaysia) Berhad	355,320	186,733
	YTL Corp. Berhad	5,993,600	14,177,319
	Yu Neh Huat Berhad	2,169,400	1,554,758
	Zelan Berhad	1,017,000	1,776,424
TOTAL COMMON STOCKS			411,742,170

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	108,859
*	Malayan United Industries Berhad A2	1,526,067	95,252
TOTAL PREFERRED STOCKS			204,111

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	673,672
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	23,218
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	4,066
*	OSK Holdings Berhad Warrants 04/05/09	93,339	6,936
*	Salcon Berhad Warrants 05/17/14	143,500	29,003
*	Sarawak Oil Palms Berhad Warrants 01/19/10	23,250	28,056
TOTAL RIGHTS/WARRANTS			764,951

TOTAL — MALAYSIA			412,711,232

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	39,299,559
	Cemex S.A.B. de C.V. Sponsored ADR	7,347,625	210,215,551
*	Cintra S.A. de C.V.	85,000	20,963
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	195,000	8,839,350
	Consorcio ARA S.A.B. de C.V.	856,400	820,479
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	405,129
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	21,644,812
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	4,583,505
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,638
	Corporativo Fragua S.A.B. de C.V. Series B	70	419

16

*	Desc S.A. de C.V. Series B	2,052,467	1,975,788
*	Dine S.A.B. de C.V.	1,848,267	1,863,941
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	111,850
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,810,576
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,532,625
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,426
* #	Empresas ICA S.A.B. de C.V.	2,356,372	13,944,883
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	321,828	7,604,796
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	4,724,529
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	37,253,358
	Gruma S.A.B. de C.V. ADR	62,716	795,239
	Gruma S.A.B. de C.V. Series B	3,347,050	10,497,601
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	291,300	13,379,409
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	4,269,503
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	154,633	8,979,538
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	46,255,132
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,000,993
	Grupo Continental S.A.B. de C.V.	1,444,500	3,067,121
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	28,598,708
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	808,147
	Grupo Herdez S.A.B. de C.V.	319,000	444,538
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,718,972
	Grupo Industrial Saltillo S.A.B. de C.V.	1,306,869	2,252,499
*	Grupo Iusacell S.A.B. de C.V.	143,500	1,881,320
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	41,400	143,776
	Grupo Mexico S.A.B. de C.V. Series B	283,519	1,985,868
	Grupo Nutrisa S.A. de C.V.	428	439
	Grupo Posadas S.A. de C.V. Series L	356,000	554,848
*	Grupo Qumma S.A. de C.V. Series B	5,301	87
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	6,727,615	8,887,915
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	2,004,729
*	Industrias CH S.A.B. de C.V. Series B	4,673,952	17,311,727
#	Industrias Penoles S.A.B. de C.V.	1,277,400	30,609,584
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	43,431,852
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,052
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	3,213
*	Savia S.A. de C.V.	3,457,285	253,571
#	Vitro S.A.B. de C.V.	3,272,886	5,971,160
	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,805,819

TOTAL — MEXICO			608,576,537

PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
	A. Soriano Corp.	20,195,000	1,577,085
	Alaska Milk Corp.	7,953,000	895,536
*	Alsons Consolidated Resources, Inc.	16,904,000	286,382
*	Bacnotan Consolidated Industries, Inc.	2,341,817	743,517
	Banco de Oro- EPCI, Inc.	5,115,420	6,768,412
*	Belle Corp.	31,340,000	831,669
	Cebu Holdings, Inc.	7,763,250	676,157
*	Digital Telecommunications Phils., Inc.	105,753,000	3,205,682
	DMCI Holdings, Inc.	5,354,000	1,240,659
*	Empire East Land Holdings, Inc.	24,860,000	429,668
*	Export & Industry Bank, Inc.	14,950	138

17

	Filinvest Development Corp.	6,763,500	1,030,086
*	Filinvest Land, Inc.	237,350,156	8,329,308
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,050,858
*	House of Investments, Inc.	700,000	31,360
	Megaworld Properties & Holdings, Inc.	82,784,600	7,729,972
	Metro Bank & Trust Co.	7,428,220	9,499,009
*	Mondragon International Philippines, Inc.	2,464,000	7,201
	Petron Corp.	22,111,000	2,975,737
*	Philippine National Bank	3,619,900	3,801,680
*	Philippine National Construction Corp.	398,900	54,088
*	Philippine Realty & Holdings Corp.	20,930,000	215,386
	Philippine Savings Bank	1,232,313	1,768,830
*	Prime Media Holdings, Inc.	409,000	5,546
*	Prime Orion Philippines, Inc.	14,400,000	161,189
*	RFM Corp.	4,976,400	81,126
	Rizal Commercial Banking Corp.	1,165,699	667,511
	Robinson’s Land Corp. Series B	8,084,500	3,485,192
	Security Bank Corp.	2,136,110	3,529,166
	Semirara Mining Corp.	161,700	175,996
	Shang Properties, Inc.	614,285	31,975
	SM Development Corp.	26,395,680	2,373,200
*	Solid Group, Inc.	19,668,000	361,199
	Union Bank of the Philippines	821,942	840,692
	Universal Robina Corp.	18,561,345	6,135,783

TOTAL — PHILIPPINES			72,996,995

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
	Agora SA	476,224	10,926,808
*	Amica Wronki SA	174,355	1,292,417
	Asseco Poland SA	25,223	775,298
	Bank Millennium SA	5,515,278	28,656,496
	Bank Przemyslowo Handlowy BPH SA	12,570	4,777,390
*	Boryszew SA	252,799	1,171,304
*	Budimex SA	127,217	3,902,984
	Debica SA	110,153	3,987,124
*	Echo Investment SA	105,725	3,197,383
	Elektrobudowa SA	31,135	2,290,952
	Fabryki Mebli Forte SA	70,159	174,853
*	Farmacol SA	3,304	52,037
*	Ferrum SA	4,233	16,606
	Grupa Kety SA	85,385	5,572,187
	Grupa Lotos SA	839,119	15,924,412
	Impexmetal SA	6,026,700	19,715,379
	Kredyt Bank SA	317,313	2,890,217
*	Kroscienskie Huty Szkla Krosno SA	63,425	103,892
*	Lentex SA	158,570	2,052,774
*	MNI SA	287,468	478,606
*	Mostostal Export SA	879,352	1,776,516
*	Mostostal Warszawa SA	365,317	8,423,205
*	Mostostal Zabrze Holding SA	350,940	1,162,283
*	Netia Holdings SA	3,274,477	5,438,143
*	Opoczno SA	8,902	176,405

18

	Orbis SA	668,253	16,348,899
*	Polski Koncern Miesny Duda SA	157,279	457,666
*	Polski Koncern Naftowy Orlen SA	5,310,008	112,539,161
*	Praterm SA	1,500	29,449
	Prokom Software SA	186,227	9,896,197
*	Raciborska Fabryka Kotlow SA	1,167,888	5,141,985
*	Stalexport SA	460,000	574,168
	Ster-Projekt SA	153,711	397,248
	Sygnity SA	22,007	285,356
*	Synthos SA	2,644,222	1,729,669
	Zelmer SA	3,000	74,222
TOTAL COMMON STOCKS			272,409,691

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	31,135	—
*	Kroscienski Huty Szkla Krosno SA Rights	63,425	45,378
TOTAL RIGHTS/WARRANTS			45,378

TOTAL — POLAND			272,455,069

SOUTH AFRICA — (10.2%)
COMMON STOCKS — (10.2%)
	ABSA Group, Ltd.	2,353,362	44,110,454
	Advtech, Ltd.	620,958	444,469
	Aeci, Ltd.	1,334,024	16,118,953
	Afgri, Ltd.	2,326,794	2,431,076
	African Rainbow Minerals, Ltd.	1,435,149	31,360,143
*	AG Industries, Ltd.	1,340,058	711,980
	Allied Electronics Corp., Ltd.	415,073	2,771,574
	Amalgamated Appliance Holdings, Ltd.	1,148,822	536,886
	ArcelorMittal South Africa, Ltd.	2,658,860	54,126,598
	Argent Industrial, Ltd.	870,357	2,417,788
	AST Group, Ltd.	968,701	159,719
#	Aveng, Ltd.	1,866,020	15,802,661
	AVI, Ltd.	3,009,957	9,014,447
	Barloworld, Ltd.	2,119,859	35,413,690
	Bell Equipment, Ltd.	452,449	3,316,915
	Business Connexion Group	465,381	381,319
	Bytes Technology Group, Ltd.	314,654	832,789
	Capitec Bank Holdings, Ltd.	143,752	1,007,632
*	Caxton & CTP Publishers & Printers, Ltd.	2,159,854	5,514,205
	City Lodge Hotels, Ltd.	21,170	263,608
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	9,349,115
	Datacentrix Holdings, Ltd.	603,757	416,079
*	Delta Electrical Industries, Ltd.	234,340	453,590
	Dimension Data Holdings P.L.C.	3,977,377	5,004,468
	Distell Group, Ltd.	680,989	6,168,228
	Dorbyl, Ltd.	184,041	293,495
*	Durban Roodeport Deep, Ltd.	308,824	259,122
	Ellerine Holdings, Ltd.	1,366,437	16,296,522
*	Enaleni Pharmaceuticals, Ltd.	1,094,764	635,842
	Enviroserv Holdings, Ltd.	259,484	542,557
	Exxaro Resources, Ltd.	80,503	1,231,467

19

	Gold Fields, Ltd.	183,112	3,048,219
	Gold Fields, Ltd. Sponsored ADR	4,882,535	80,317,701
	Gold Reef Resorts, Ltd.	344,218	1,700,650
	Grindrod, Ltd.	1,298,695	4,683,105
	Group Five, Ltd.	258,794	2,149,347
* #	Harmony Gold Mining Co., Ltd.	3,183,494	33,732,934
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	4,439,297
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	4,348,775
	Hudaco Industries, Ltd.	158,266	1,977,163
#	Hulamin, Ltd.	757,380	2,378,097
	Iliad Africa, Ltd.	76,658	173,877
	Illovo Sugar, Ltd.	497,655	1,806,616
	Imperial Holdings, Ltd.	829,977	12,577,556
#	Investec, Ltd.	1,642,445	17,455,855
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	8,876,252
	Johnic Communications, Ltd.	391,810	5,730,812
	Kap International Holdings, Ltd.	968,903	465,943
	Lewis Group, Ltd.	930,772	6,557,833
#	Liberty Group, Ltd.	1,566,347	20,532,170
*	M Cubed Holdings, Ltd.	1,850,526	54,387
#	Medi-Clinic Corp., Ltd.	1,277,088	4,327,746
*	Merafe Resources, Ltd.	13,982,084	4,282,621
	Metair Investments, Ltd.	956,461	1,986,564
*	Metorex, Ltd.	610,501	2,022,493
	Metropolitan Holdings, Ltd.	7,756,480	17,113,948
	Murray & Roberts Holdings, Ltd.	1,479,104	20,979,505
	Mustek, Ltd.	482,271	501,588
	Mvelaphanda Group, Ltd.	3,564,018	5,285,110
	Nampak, Ltd.	4,793,106	15,568,661
	Nedbank Group, Ltd.	2,262,249	44,906,567
	New Clicks Holdings, Ltd.	2,981,064	7,163,191
	Northam Platinum, Ltd.	830,061	5,429,656
	Nu-World Holdings, Ltd.	158,299	603,281
	Oceana Group, Ltd.	482,566	1,692,983
	Omnia Holdings, Ltd.	387,795	4,050,022
*	Palabora Mining Co., Ltd.	69,265	990,719
	Peregrine Holdings, Ltd.	665,741	1,993,982
	Pretoria Portland Cement Co., Ltd.	3,933,398	26,224,757
*	Product Co.	130,947	—
	PSG Group, Ltd.	598,535	2,418,216
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	98,127
	Sanlam, Ltd.	28,259,449	96,992,464
	Sappi, Ltd.	1,311,653	18,047,632
	Sappi, Ltd. Sponsored ADR	602,200	8,195,942
	Sasol, Ltd. Sponsored ADR	1,309,923	66,203,508
	Spur Corp., Ltd.	153,378	236,251
#	Steinhoff International Holdings, Ltd.	9,195,876	25,817,730
	Sun International, Ltd.	160,150	3,355,788
	Super Group, Ltd.	1,558,474	2,685,975
	Telkom South Africa, Ltd.	1,022,486	21,952,691
	Telkom South Africa, Ltd. Sponsored ADR	3,800	326,762
*	Tiger Automotive, Ltd.	467,278	1,144,352
	Tiger Wheels, Ltd.	575,610	—

20

	Tongaat-Hulett	723,298	9,930,772
	Trans Hex Group, Ltd.	509,906	753,824
	Trencor, Ltd.	1,038,148	4,269,962
	UCS Group, Ltd.	1,309,466	806,576
*	Value Group, Ltd.	874,662	277,065
TOTAL COMMON STOCKS			909,031,011

RIGHTS/WARRANTS — (0.0%)
*	Medi-Clinic Corp., Ltd. Rights 12/07/07	643,422	42,548

TOTAL — SOUTH AFRICA			909,073,559

SOUTH KOREA — (11.4%)
COMMON STOCKS — (11.4%)
#	Aekyung Petrochemical Co., Ltd.	19,060	844,324
* #	Anam Electronics Co., Ltd.	24,280	297,514
#	Asia Cement Manufacturing Co., Ltd.	10,728	732,427
#	Asia Paper Manufacturing Co., Ltd.	34,410	563,294
#	AUK Corp.	40,090	132,367
* #	BNG Steel Co., Ltd	30,250	442,017
#	Bohae Brewery Co., Ltd.	8,830	262,774
	Boo Kook Securities Co., Ltd.	27,705	972,405
#	Boryung Pharmaceutical Co., Ltd.	10,573	527,503
	BYC Co., Ltd.	810	186,480
	Byuck San Corp.	10,472	115,709
#	Byuck San Engineering and Construction Co., Ltd.	87,860	576,481
#	Cambridge Members Co., Ltd.	8,070	210,399
	Cheil Industrial, Inc.	95,804	5,453,104
* #	Cho Kwang Leather Co., Ltd.	13,660	115,494
	Cho Kwang Paint Co., Ltd.	24,260	75,307
	Choil Aluminum Manufacturing Co., Ltd.	13,190	145,885
	Chon Bang Co., Ltd.	2,520	128,825
#	Chosun Refractories Co., Ltd.	8,170	846,479
#	Chungho Comnet Co., Ltd.	17,450	467,080
*	CJ Cheiljedang Corp.	505	154,600
	CJ Corp.	861	72,426
* #	Comtec Systems Co., Ltd.	75,460	116,822
* #	Cosmochemical Co., Ltd.	47,640	270,635
#	Crown Confectionery Co., Ltd.	1,670	179,698
#	Dae Chang Industrial Co., Ltd.	25,740	175,677
#	Dae Dong Industrial Co., Ltd.	17,320	376,750
#	Dae Hyun Co., Ltd.	192,600	166,709
* #	Dae Sang Corp.	110,202	1,543,158
#	Dae Won Kang Up Co., Ltd.	21,320	535,139
* #	Dae Young Packaging Co., Ltd.	388,976	192,804
#	Daeduck Electronics Co., Ltd.	157,570	990,860
#	Daeduck Industries Co., Ltd.	54,840	471,256
	Daegu Bank Co., Ltd.	135,722	2,144,251
#	Daehan Flour Mills Co., Ltd.	5,955	1,224,189
* #	Daehan Pulp Co., Ltd.	15,051	100,341
#	Daehan Synthetic Fiber Co., Ltd.	5,193	852,726
#	Daekyo Co., Ltd.	24,460	2,349,945
#	Daelim Industrial Co., Ltd.	96,827	17,128,551
	Daelim Trading Co., Ltd.	31,734	181,722

21

#	Daesang Farmsco Co., Ltd.	42,230	85,796
#	Daesang Holdings Co., Ltd.	33,096	217,547
#	Daesung Industrial Co., Ltd.	8,895	1,968,219
* #	Daewon Cable Co., Ltd.	13,570	210,340
#	Daewon Pharmaceutical Co., Ltd.	19,590	241,064
* #	Daewoo Electronic Components Co., Ltd.	18,176	104,571
#	Daewoo Motor Sales Corp.	93,860	4,518,635
	Daewoong Co., Ltd.	14,890	599,358
	Dahaam E-Tec Co., Ltd.	5,985	207,352
#	Daishin Securities Co., Ltd.	201,051	6,713,642
#	Daiyang Metal Co., Ltd.	77,290	578,723
#	Daou Technology, Inc.	98,850	1,229,554
	DC Chemical Co., Ltd.	1,370	417,163
* #	DI Corp.	101,890	252,040
	Digital Power Communications Co., Ltd.	113,840	185,652
	Dong Ah Tire Industrial Co., Ltd.	51,594	448,359
*	Dong Hai Pulp Co., Ltd.	14,310	37,051
	Dong IL Rubber Belt Co., Ltd.	37,288	123,728
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	717,277
* #	Dong Won Co., Ltd.	14,220	260,674
	Dongbang Agro Co., Ltd.	53,610	390,599
#	Dongbang Transport Logistics Co., Ltd.	10,350	380,948
#	Dongbu Corp.	73,520	1,959,576
#	Dongbu HiTek Co., Ltd.	98,304	1,140,668
#	Dongbu Securities Co., Ltd.	76,045	973,061
#	Dongbu Steel Co., Ltd.	92,198	1,673,440
	Dong-Il Corp.	6,072	525,234
	Dongkook Industrial Co., Ltd.	16,200	38,831
	Dongkuk Steel Mill Co., Ltd.	176,412	9,366,669
#	Dongsu Industrial Co., Ltd.	27,140	535,957
	Dongsung Chemical Co., Ltd.	9,530	143,995
#	Dongsung Pharmaceutical Co., Ltd.	18,510	235,692
#	Dongwon F&B Co., Ltd.	8,706	511,266
	Dongwon Industries Co., Ltd.	7,116	541,574
#	Dongyang Engineering & Construction Corp.	6,597	311,239
	Dongyang Express Bus Corp.	3,729	125,856
#	Dongyang Mechatronics Corp.	46,028	393,922
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	226,032
* #	DPI Co., Ltd.	22,738	248,014
	Duck Yang Industry Co., Ltd.	4,000	50,048
#	Ducsung Co., Ltd.	45,260	154,636
* #	Eagon Industrial Co., Ltd.	17,070	348,090
*	En Paper Manufacturing Co., Ltd.	46,660	159,532
	Enex Co., Ltd.	5,960	90,909
#	e-Starco Co., Ltd.	170,050	124,380
#	F&F Co., Ltd.	62,660	327,553
#	Feelux Co., Ltd.	95,500	179,643
* #	First Fire & Marine Insurance Co., Ltd.	28,830	279,846
#	Fursys, Inc.	24,120	605,011
#	Gaon Cable Co., Ltd.	12,730	634,714
#	Global & Yuasa Battery Co., Ltd.	44,940	296,088
	Green Cross Corp.	10,540	1,103,363
	GS Holdings Corp.	285,000	19,301,981
#	Hae In Co., Ltd.	55,050	286,517
#	Halla Engineering & Construction Corp.	38,260	1,191,063

22

#	Han All Pharmaceutical Co., Ltd.	79,410	466,831
#	Han Kuk Carbon Co., Ltd.	25,070	178,191
#	Han Yang Securities Co., Ltd.	41,750	731,882
	Hana Financial Group, Inc.	88,972	4,199,941
	Handok Pharmaceuticals Co., Ltd.	18,150	381,497
#	Handsome Corp.	114,000	1,508,090
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,766,653
#	Hanil Construction Co., Ltd.	38,025	619,419
#	Hanil E-Wha Co., Ltd.	135,210	377,431
	Hanil Iron & Steel Co., Ltd.	1,815	55,938
*	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	9,607,640
#	Hanjin Heavy Industry Co., Ltd.	44,690	2,053,324
#	Hanjin Shipping Co., Ltd.	250,060	11,779,399
#	Hanjin Transportation Co., Ltd.	38,000	1,821,115
	Hankook Cosmetics Co., Ltd.	110,860	442,590
	Hankook Shell Oil Co., Ltd.	1,880	194,356
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,953,470
	Hankuk Electric Glass Co., Ltd.	23,010	894,529
	Hankuk Glass Industries, Inc.	29,050	1,224,630
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	656,723
	Hansae Co., Ltd.	43,890	217,878
#	Hanshin Construction Co., Ltd.	19,880	647,701
#	Hansol Chemical Co., Ltd.	35,837	349,359
* #	Hansol Paper Co., Ltd.	158,874	3,114,767
#	Hanssem Co., Ltd.	49,690	325,334
* #	Hansung Enterprise Co., Ltd.	9,410	68,089
	Hanwha Chemical Corp.	267,600	6,400,101
#	Hanwha Securities Co., Ltd.	122,490	2,683,435
	Hanwha Timeworld Co., Ltd.	9,000	150,644
* #	Heavy Industries	59,460	418,580
	Heung-A Shipping Co., Ltd.	63,680	217,102
	Honam Petrochemical Corp.	60,759	7,989,007
	Hotel Shilla Co., Ltd.	67,520	1,850,786
*	HS R&A Co., Ltd.	12,680	164,452
#	Huchems Fine Chemical Corp.	38,970	927,244
* #	Huneed Technologies	9,003	90,251
#	Husteel Co., Ltd.	22,160	436,716
#	Hwa Sung Industrial Co., Ltd.	44,200	710,987
* #	Hwacheon Machine Tool Co., Ltd.	2,050	116,279
	Hwacheon Machinery Works Co., Ltd.	4,490	86,427
#	Hwashin Co., Ltd.	59,700	213,711
#	Hyosung T & C Co., Ltd.	124,047	8,168,477
#	Hyundai Cement Co., Ltd.	17,245	752,580
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,888,173
#	Hyundai DSF Co., Ltd.	27,180	410,914
#	Hyundai Elevator Co., Ltd.	10,770	1,531,506
#	Hyundai Hysco	270,550	3,179,205
#	Hyundai Merchant Marine Co., Ltd.	139,351	6,318,722
	Hyundai Mobis	3,297	309,717
#	Hyundai Motor Co., Ltd.	764,050	57,697,508
*	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	439,794
#	Hyundai Securities Co., Ltd.	472,919	9,049,767
#	Hyundai Steel Co.	238,900	20,225,794
#	Il Dong Pharmaceutical Co., Ltd.	20,084	970,466
	Il Sung Construction Co., Ltd.	7,660	109,907

23

#	Iljin Diamond Co., Ltd.	11,368	184,394
*	Iljin Display Co., Ltd.	14,591	212,304
	Ilshin Spinning Co., Ltd.	5,070	414,135
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,210,412
#	InziControls Co., Ltd.	27,640	153,123
#	ISU Chemical Co., Ltd.	19,790	246,011
#	IsuPetasys Co., Ltd.	116,640	172,172
#	Jahwa Electronics Co., Ltd.	69,130	446,099
#	Jeil Mutual Savings Bank	40,900	346,728
	Jeil Pharmaceutical Co.	29,220	359,590
#	Jeonbuk Bank, Ltd.	164,370	1,488,604
*	Jinro, Ltd.	57	19,883
#	Joongang Construction Co., Ltd.	20,550	352,790
#	K.C. Tech Co., Ltd.	79,845	477,556
	KCC Corp.	29,050	16,925,888
* #	KCTC	6,030	190,626
#	Keangnam Enterprises, Ltd.	53,580	2,539,281
* #	KEC Corp.	116,249	180,310
* #	KEC Holdings Co., Ltd.	38,749	96,294
#	Keyang Electric Machinery Co., Ltd.	187,450	562,358
#	KG Chemical Corp.	36,983	318,909
* #	Kia Motors Corp.	931,590	10,303,411
#	KISWIRE, Ltd.	38,524	2,051,796
#	Kodenshi Korea Corp.	64,590	216,121
* #	Kolon Industries, Inc.	60,719	2,521,328
#	Korea Cast Iron Pipe Co., Ltd.	44,688	241,795
* #	Korea Circuit Co., Ltd.	57,220	245,887
#	Korea Development Co., Ltd.	40,490	1,103,394
#	Korea Development Leasing Corp.	9,522	432,575
#	Korea Electric Terminal Co., Ltd.	42,160	871,373
	Korea Exchange Bank	482,380	7,583,442
#	Korea Export Packing Industries Co., Ltd.	5,420	72,017
	Korea Fine Chemical Co., Ltd.	5,946	580,521
#	Korea Flange Co., Ltd.	18,630	312,335
#	Korea Investment Holdings Co., Ltd.	167,096	13,253,986
#	Korea Iron & Steel Co., Ltd.	38,530	3,303,202
#	Korea Kolmar Co., Ltd.	20,300	86,133
#	Korea Komho Petrochemical Co., Ltd.	48,369	3,647,893
	Korea Line Corp.	1,718	404,142
#	Korea Mutual Savings Bank	18,280	525,406
#	Korea Petrochemical Industry Co., Ltd.	17,160	1,150,777
#	Korea Polyol Co., Ltd.	9,632	602,008
#	Korea Zinc Co., Ltd.	35,825	5,274,822
	Korean Air Co., Ltd.	205,694	17,383,294
#	Korean Air Terminal Service Co., Ltd.	10,970	643,694
#	Korean French Banking Corp.	159,610	269,472
* #	KP Chemical Corp.	304,576	2,298,577
#	KPC Holdings Corp.	7,249	442,999
	KT Freetel, Ltd.	458,000	15,944,331
* #	KTB Network, Ltd.	163,610	2,060,198
#	Kukdo Chemical Co., Ltd.	15,960	460,561
*	Kukdong Corp.	32,500	47,669
	Kukje Pharm Ind. Co., Ltd.	30,180	122,498
#	Kumho Electronics Co., Ltd.	3,930	139,544
#	Kumho Industrial Co., Ltd.	74,975	5,484,114

24

#	Kumho Tire Co., Inc.	216,000	3,202,100
#	Kumkang Industrial Co., Ltd.	11,170	172,610
	Kunsul Chemical Industrial Co., Ltd.	22,480	465,633
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,065,607
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	151,659
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,171,405
#	Kyobo Securities Co., Ltd.	67,440	1,195,891
	Kyung Dong Navien Co., Ltd.	3,450	86,199
* #	Kyungbang Co., Ltd.	1,856	384,738
	Lee Ku Industrial Co., Ltd.	60,490	99,363
#	LG Chemical, Ltd.	199,708	21,382,826
	LG Corp.	381,163	32,582,793
	LG Dacom Corp.	63,060	1,699,254
	LG Electronics, Inc.	466,520	48,709,697
#	LG Fashion Corp.	50,470	1,761,008
#	LG International Corp.	82,553	1,874,831
* #	LG Phillips LCD Co., Ltd.	444,000	25,091,644
#	Lotte Chilsung Beverage Co., Ltd.	1,420	1,594,603
#	Lotte Confectionary Co., Ltd.	3,625	5,610,982
#	Lotte Sam Kang Co., Ltd.	4,440	1,113,469
#	LS Cable, Ltd.	67,340	7,757,255
*	Maniker Co., Ltd.	247,030	239,014
#	Meritz Securities Co., Ltd.	163,668	1,604,116
	Mi Chang Oil Industrial Co., Ltd.	3,650	138,116
#	MonAmi Co., Ltd.	9,490	125,802
#	Moorim Paper Co., Ltd.	57,710	741,875
	Motonic Corp.	640	56,210
#	Namhae Chemical Corp.	70,640	1,117,656
* #	Namkwang Engineering & Construction Co., Ltd.	29,601	427,512
*	Namsun Aluminum Co., Ltd.	14,470	142,396
#	Namyang Dairy Products Co., Ltd.	1,985	1,979,913
* #	Nasan Co., Ltd.	16,090	375,659
	Nexen Corp.	5,680	188,890
#	Nexen Tire Corp.	4,820	199,038
	NH Investment & Securities Co., Ltd.	54,071	713,009
#	Nong Shim Holdings Co., Ltd.	7,060	599,546
#	Noroo Paint Co., Ltd.	37,899	176,887
#	Ottogi Corp.	10,309	1,753,496
#	Pacific Pharmaceutical Co., Ltd.	3,840	179,403
#	Pang Rim Co., Ltd.	15,040	402,259
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	152,667
#	Pohang Coated Steel Co., Ltd.	15,650	408,107
#	Poong Lim Industrial Co., Ltd.	74,350	851,384
#	Poong San Corp.	123,590	2,707,892
	POSCO	420	267,064
#	POSCO ADR	1,060,011	167,343,937
#	Pulmuone Co., Ltd.	15,710	931,028
	Pum Yang Construction Co., Ltd.	21,917	356,645
	Pusan Bank	431,650	6,767,323
#	Pusan City Gas Co., Ltd.	37,100	1,074,679
* #	Pyung Hwa Holdings Co., Ltd.	42,576	123,466
#	Pyung Hwa Industrial Co., Ltd.	42,488	192,013
#	S&T Corp.	24,601	991,317

25

#	S&T Dynamics Co., Ltd.	138,204	1,801,045
* #	Saehan Industries, Inc.	162,470	1,748,112
* #	Saehan Media Corp.	116,770	181,151
#	Sam Kwang Glass Industrial Co., Ltd.	15,850	710,416
	Sam Whan Camus Co., Ltd.	9,400	115,487
#	Sam Yung Trading Co., Ltd.	13,840	91,534
#	Sambu Construction Co., Ltd.	23,868	1,339,100
* #	Samho International Co., Ltd.	12,120	309,948
	Samhwa Crown and Closure Co., Ltd.	3,100	96,255
	Samhwa Paints Industrial Co., Ltd.	48,610	184,375
* #	Samick Musical Instruments Co., Ltd.	621,710	534,135
	Samsung Climate Control Co., Ltd.	11,990	112,279
#	Samsung Corp.	632,820	44,598,002
#	Samsung Electro-Mechanics Co., Ltd.	99,520	5,238,850
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,468,787
#	Samsung SDI Co., Ltd.	166,550	11,489,047
#	Samwhan Corp.	40,500	1,327,809
#	Samyang Corp.	29,585	1,794,540
#	Samyang Genex Co., Ltd.	9,472	835,894
	Samyang Tongsang Co., Ltd.	8,060	299,608
*	Samyoung Chemical Co., Ltd.	2,820	30,358
#	Samyoung Electronics Co., Ltd.	56,300	612,540
*	SAVEZONE I&C Corp.	166,200	523,185
*	SC Engineering Co., Ltd.	34,640	167,706
#	Seah Besteel Corp.	31,400	547,167
#	SEAH Holdings Corp.	10,789	1,277,793
#	SEAH Steel Corp.	14,125	697,306
#	Sebang Co., Ltd.	80,550	1,180,355
#	Sejong Industrial Co., Ltd.	101,600	546,900
	Sempio Foods Co.	16,170	343,541
#	Seondo Electric Co., Ltd.	35,800	97,116
#	Seoul Securities Co., Ltd.	683,569	1,394,738
*	SGWICUS Corp.	20,530	67,513
*	SH Chemical Co., Ltd.	44,940	392,421
#	Shin Heung Securities Co., Ltd.	39,843	532,708
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	214,662
#	Shin Young Securities Co., Ltd.	26,040	2,082,097
	Shin Young Wacoal, Inc.	273	44,019
	Shinhan Financial Group Co., Ltd.	91,506	4,972,958
	Shinpoong Pharmaceutical Co., Ltd.	13,200	363,402
#	Shinsegae Engineering & Construction Co., Ltd.	3,980	158,462
	Shinsung Engineering & Construction Co., Ltd.	38,300	300,416
#	Shinsung Engineering Co., Ltd.	108,470	513,546
* #	Shinsung Tongsang Co., Ltd.	34,250	168,829
* #	Silla Trading Co., Ltd.	18,890	183,470
#	Sindo Ricoh Co., Ltd.	27,650	2,035,863
#	SJM Co., Ltd.	60,580	389,546
	SK Co., Ltd.	129,764	30,452,838
*	Sk Energy Co., Ltd.	317,698	65,357,185
#	SK Gas Co., Ltd.	24,760	2,044,032
#	SKC Co., Ltd.	74,250	2,431,697
	SL Corp.	33,210	277,530
	Songwon Industrial Co., Ltd.	45,480	200,455
#	Soosan Heavy Industries Co., Ltd.	90,730	155,879
* #	Ssangyong Cement Industry Co., Ltd.	244,156	4,169,639

26

* #	Ssangyong Motor Co.	390,550	2,389,876
#	Suheung Capsule Co., Ltd.	52,170	315,209
	Sung Bo Chemicals Co., Ltd.	4,130	177,966
#	Sung Chang Enterprise Co., Ltd.	20,760	506,793
* #	Sung Shin Cement Co., Ltd.	60,720	961,758
#	Sungjee Construction Co., Ltd.	28,480	686,578
* #	Sungwon Corp.	69,880	838,676
#	Sunjin Co., Ltd.	7,650	220,187
#	Sunkyong Securities Co., Ltd.	384,280	1,277,444
#	Tae Kwang Industrial Co., Ltd.	2,881	4,343,594
#	Tae Kyung Industrial Co., Ltd.	92,200	469,837
#	Taegu Department Store Co., Ltd.	52,221	847,419
#	Taeyoung Engineering & Construction	242,600	3,068,826
#	Tai Han Electric Wire Co., Ltd.	146,747	9,915,228
	Tai Lim Packaging Industries Co., Ltd.	13,420	166,460
*	Taihan Textile Co., Ltd.	836	48,115
#	Telcoware Co., Ltd.	36,000	313,323
* #	The Will-Bes & Co., Ltd.	44,310	186,582
*	Tong Kook Corp.	607	1,030
#	Tong Yang Moolsan Co., Ltd.	12,890	126,602
* #	TRYBRANDS, Inc.	75,800	427,032
#	TS Corp.	11,001	593,072
#	Unid Co., Ltd.	32,400	1,259,491
* #	Unimo Technology Co., Ltd.	46,890	87,629
#	Union Steel Manufacturing Co., Ltd.	29,697	755,813
	Wiscom Co., Ltd.	32,980	147,860
#	Woori Financial Co., Ltd.	53,950	903,608
#	Woori Investment & Securities Co., Ltd.	333,310	8,756,162
	WooSung Feed Co., Ltd.	101,890	234,004
	YESCO Co., Ltd.	16,050	666,261
#	Yoosung Enterprise Co., Ltd.	106,520	472,321
#	Youlchon Chemical Co., Ltd.	82,970	679,641
*	Young Poong Mining & Construction Corp.	18,030	1,077
	Youngbo Chemical Co., Ltd.	33,000	92,158
#	Youngone Corp.	178,660	1,843,126
#	Youngpoong Corp.	4,220	2,690,123
#	YuHwa Securities Co., Ltd.	26,020	562,685
* #	Yuyang Telecom Co., Ltd.	11,200	142,777
*	Zinus, Inc.	9,330	7,596

TOTAL — SOUTH KOREA			1,017,310,701

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
*	A.G.V. Products Corp.	2,006,000	673,360
*	Abocom Systems, Inc.	442,000	219,205
*	Acbel Polytech, Inc.	2,524,040	1,452,745
*	Accton Technology Corp.	2,528,000	1,358,202
	Allis Electric Co., Ltd.	749,320	246,830
	Ampoc Far East Co., Ltd.	727,200	296,047
	Amtran Technology Co., Ltd.	1,790,361	2,350,328
*	Apex Science & Engineering Corp.	496,000	110,362
*	Arima Computer Corp.	5,278,000	1,069,534
	Asia Cement Corp.	10,885,365	15,947,933
	Asia Chemical Corp.	1,582,000	883,905

27

	Asia Polymer Corp.	1,445,489	1,027,888
*	Asia Vital Components Co., Ltd.	1,133,322	796,207
	AU Optronics Corp.	3,785,317	7,427,849
	Audix Co., Ltd.	346,000	278,831
	Aurora Corp.	548,403	513,980
	Aurora Systems Corp.	281,000	180,428
	Avision, Inc.	1,144,982	666,313
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,879,372
*	Behavior Tech Computer Corp.	1,580,791	440,374
*	Bes Engineering Corp.	9,541,443	2,504,409
	Biostar Microtech International Corp.	458,265	309,359
	C Sun Manufacturing, Ltd.	181,736	107,049
*	Carnival Industrial Corp.	2,482,000	558,972
	Cathay Chemical Works, Inc.	857,000	306,719
	Cathay Real Estate Development Co., Ltd.	6,249,421	3,078,537
	Central Reinsurance Co., Ltd.	1,591,744	811,003
	Chain Qui Development Co., Ltd.	272,173	364,196
	Champion Building Materials Co., Ltd.	1,326,538	555,088
	Chang Hwa Commercial Bank	33,184,459	19,641,936
*	Chang-Ho Fibre Corp.	192,000	87,345
	Charoen Pokphand Enterprises Co., Ltd.	787,000	351,120
	Cheng Loong Corp.	7,053,480	2,408,503
	Chenming Mold Industrial Corp.	762,348	272,538
	Chi Mei Optoelectronic Corp.	28,881,840	39,033,138
*	Chia Her Industrial Co., Ltd.	2,263,340	197,539
*	Chia Hsin Cement Corp.	3,768,000	3,216,852
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	61,134
*	Chien Shing Stainless Steel Co., Ltd.	1,934,000	538,659
*	Chien Tai Cement Co., Ltd.	238	9
	China Airlines	17,623,952	7,755,155
	China Chemical & Pharmaceutical Co.	1,877,264	1,004,717
	China Development Financial Holding Corp.	73,969,056	29,404,536
	China Electric Manufacturing Co., Ltd.	2,317,200	1,033,930
*	China General Plastics Corp.	2,402,000	693,664
	China Glaze Co., Ltd.	875,945	298,780
*	China Man-Made Fiber Co., Ltd.	7,318,813	2,848,567
	China Motor Co., Ltd.	6,106,749	4,756,974
*	China Petrochemical Development Corp.	12,493,000	5,488,435
*	China Rebar Co., Ltd.	439,188	61,531
	China Steel Structure Co., Ltd.	498,219	283,211
	China Synthetic Rubber Corp.	2,189,890	2,579,044
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	302,227
*	Chinatrust Financial Holdings Co., Ltd.	25,190,809	18,366,519
	Ching Feng Home Fashions Industries Co., Ltd.	391,190	224,497
	Chin-Poon Industrial Co., Ltd.	1,908,451	1,736,501
	Chun Yu Works & Co., Ltd.	1,800,000	530,910
	Chun Yuan Steel Industrial Co., Ltd.	3,002,026	1,164,770
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,171,288
	Chung Hwa Pulp Corp.	2,777,419	1,989,951
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	46,117,045	17,595,595
*	Clevo Co.	2,445,029	3,374,734
*	CMC Magnetics Corp.	23,164,000	8,611,671
	Collins Co., Ltd.	2,258,319	842,139

28

	Compal Electronics, Inc.	2,278,232	2,651,446
	Compeq Manufacturing Co., Ltd.	7,890,000	3,050,077
*	Compex International Co. Ltd.	46,400	288
	Continental Engineering Corp.	5,068,848	2,841,012
*	Cosmos Bank Taiwan	8,886,000	586,671
	CTCI Corp.	2,762,786	2,085,606
	CX Technology Co., Ltd.	82,728	49,404
	Cyntec Co., Ltd.	42,655	61,996
	Da-Cin Construction Co., Ltd.	1,684,579	746,239
*	Delpha Construction Co., Ltd.	1,684,044	372,343
*	Der Pao Construction Co., Ltd.	1,139,000	28,950
	Diamond Flower Electric Instrument Co., Ltd.	67,916	180,182
*	E.Sun Financial Holding Co., Ltd.	12,690,000	6,769,038
	Eastern Media International	8,164,235	3,008,818
	Eclat Textile Co., Ltd.	301,813	161,424
	Edom Technology Co., Ltd.	740,800	460,915
	Elan Microelectronics Corp.	1,495,361	2,991,866
	Elite Material Co., Ltd.	108,739	44,458
	Elite Semiconductor Memory Technology, Inc.	770,009	1,737,808
*	Elitegroup Computer Systems Co., Ltd.	7,355,975	3,694,617
	Enlight Corp.	1,891,549	561,156
*	EnTie Commercial Bank	2,083,474	528,027
	Eten Information Systems, Ltd.	842,009	1,222,641
*	Eva Airways Corp.	16,403,783	6,581,314
*	Ever Fortune Industrial Co., Ltd.	409,000	4,184
	Everest Textile Co., Ltd.	2,977,002	831,599
	Evergreen International Storage & Transport Corp.	5,977,000	3,103,926
	Evergreen Marine Corp., Ltd.	11,512,527	9,973,326
	Everlight Chemical Industrial Corp.	1,816,950	1,283,654
*	Everspring Industry Co., Ltd.	1,293,180	364,923
	Evertop Wire Cable Corp.	790,372	204,764
	Excel Cell Electronics Co., Ltd.	565,000	311,907
	Far East Textile, Ltd.	17,787,541	21,609,094
	Far Eastern Department Stores, Ltd.	5,509,225	6,622,679
*	Far Eastern International Bank	10,989,236	3,790,789
	Federal Corp.	2,762,286	1,651,689
	Feng Hsin Iron & Steel Co., Ltd.	333,000	505,946
*	FIC Global, Inc.	122,255	33,750
	First Copper Technology Co., Ltd.	2,024,750	807,261
	First Financial Holding Co., Ltd.	10,676,506	8,080,348
	First Hotel	495,322	438,930
*	First Steamship Co., Ltd.	728,000	1,402,628
	Formosa Taffeta Co., Ltd.	6,473,511	6,735,389
	Formosan Rubber Group, Inc.	2,419,000	1,299,382
	Formosan Union Chemical Corp.	223,848	86,906
	Fortune Electric Co., Ltd.	945,000	1,334,619
*	Fu I Industrial Co., Ltd.	290,400	98,434
	Fubon Financial Holding Co., Ltd.	27,533,000	24,192,260
	Fwuson Industry Co., Ltd.	1,474,000	478,293
*	G.T.M. Corp.	543,000	311,997
*	Giga Storage Corp.	2,039,898	565,476
	Giga-Byte Technology Co., Ltd.	4,964,287	3,270,596
	Gold Circuit Electronics, Ltd.	1,421,805	1,337,458
	Goldsun Development & Construction Co., Ltd.	7,993,038	3,987,756
	Good Will Instrument Co., Ltd.	365,400	264,218

29

	Gordon Auto Body Parts Co., Ltd.	1,034,830	421,985
*	Grand Pacific Petrochemical Corp.	3,594,000	1,353,245
	Grape King, Inc.	516,000	324,300
	Great China Metal Industry Co., Ltd.	1,577,000	756,546
	Great Wall Enterprise Co., Ltd.	1,960,398	1,837,206
	Hanpin Co., Ltd.	1,008,000	724,764
*	Helix Technology, Inc.	29,585	8,666
	Hey Song Corp.	3,012,000	1,230,478
*	Hitron Technologies, Inc.	619,000	198,334
*	Ho Tung Holding Corp.	3,279,628	985,579
*	Hocheng Corp.	2,354,000	802,769
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	387,590
*	Hong Ho Precision Textile Co., Ltd.	93,889	20,166
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,234,050
	Hong Yi Fiber Industry Co., Ltd.	573,000	168,441
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,043,016
	Hsing Ta Cement Co., Ltd.	1,937,980	664,226
	Hua Eng Wire & Cable Co., Ltd.	3,555,035	1,281,558
	Hua Nan Financial Holding Co., Ltd.	86,428	58,141
*	Hualon Corp.	257,040	8,605
	Hung Ching Development & Construction Co., Ltd.	1,828,468	819,756
	Hung Poo Construction Corp.	1,378,650	1,135,651
	Hung Sheng Construction Co., Ltd.	3,201,000	2,326,236
*	Hwa Fong Rubber Co., Ltd.	296,000	77,825
	Inventec Corp.	10,683,697	6,012,598
*	Jean Co., Ltd.	190,000	76,295
	Jui Li Enterprise Co., Ltd.	692,000	234,488
	Jung Shing Wire Co., Ltd.	126,670	36,561
	K Laser Technology, Inc.	680,000	631,196
	Kang Na Hsiung Co., Ltd.	1,395,127	818,015
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	611,793
	Kaulin Manufacturing Co., Ltd.	820,050	722,682
	Kee Tai Properties Co., Ltd.	865,095	511,909
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	1,306,488
	King Yuan Electronics Co., Ltd.	7,067,699	3,844,480
	Kingdom Construction Co., Ltd.	3,149,000	1,315,734
*	King’s Town Bank	4,624,012	1,452,625
	Kinpo Electronics, Inc.	9,219,368	3,189,400
	Knowledge-Yield-Excellence Systems Corp.	421,461	735,486
	Kung Long Batteries Industrial Co., Ltd.	173,000	194,938
*	Kuoyang Construction Co., Ltd.	641,029	349,752
*	Kwong Fong Industries Corp.	3,432,000	926,236
	Lan Fa Textile Co., Ltd.	2,082,930	795,485
*	Lead Data Co., Ltd.	2,222,140	779,212
*	Leadtek Research, Inc.	706,645	383,308
*	Lealea Enterprise Co., Ltd.	4,440,000	1,081,516
	Lee Chang Yung Chemical Industry Corp.	927,387	966,129
	Lee Chi Enterprises Co., Ltd.	845,900	296,061
	Lelon Co., Ltd.	919,118	361,302
*	Leofoo Development Co., Ltd.	1,940,000	932,835
	Les Enphants Co., Ltd.	157,740	109,200
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,003,788
	Lian Hwa Foods Corp.	157,000	53,950
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	230,249
	Lien Hwa Industrial Corp.	3,951,884	2,061,654

30

	Lingsen Precision Industries, Ltd.	1,884,295	871,251
	Lite-On Technology Corp.	104,189	181,943
	Long Bon Development Co., Ltd.	2,355,943	1,344,647
	Long Chen Paper Co., Ltd.	2,964,713	1,152,664
	Lucky Cement Corp.	2,332,000	658,878
	Macronix International Co., Ltd.	19,524,255	9,922,826
	Mayer Steel Pipe Corp.	788,740	753,094
	Maywufa Co., Ltd.	192,264	108,007
	Mega Financial Holding Co., Ltd.	69,497,000	43,007,449
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	460,278
	Mercuries & Associates, Ltd.	2,495,980	1,606,980
*	Mercuries Data Co., Ltd.	1,131,800	230,272
	Merida Industry Co., Ltd.	447,260	891,587
	Microelectronics Technology, Inc.	1,938,000	1,232,220
	Micro-Star International Co., Ltd.	6,109,528	5,426,807
*	Microtek International, Inc.	819,062	140,485
	Mitac Technology Corp.	1,501,065	1,261,490
	Mobiletron Electronics Co., Ltd.	90,000	88,990
	Mospec Seminconductor Corp.	404,000	452,300
*	Mustek Systems, Inc.	1,637,514	398,728
*	Namchow Chemical Industrial Co., Ltd.	845,057	243,520
	Nankang Rubber Tire Co., Ltd.	214,570	271,544
	Nantex Industry Co., Ltd.	1,326,795	1,215,479
	Nanya Technology Co., Ltd.	18,587,706	9,991,021
*	New Asia Construction & Development Co., Ltd.	1,011,542	213,638
	Nien Hsing Textile Co., Ltd.	3,437,000	2,137,849
	Ocean Plastics Co., Ltd.	1,135,776	725,067
*	Optimax Technology Corp.	3,246,000	1,421,451
*	Opto Tech Corp.	885,609	852,480
*	Orient Semiconductor Electronics, Ltd.	648,713	177,155
	Oriental Union Chemical Corp.	3,890,280	4,416,833
*	Pacific Construction Co., Ltd.	4,079,256	471,101
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,189
	Pan Jit International, Inc.	913,155	918,802
	Phihong Technology Co., Ltd.	1,510,447	1,180,720
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	153,928
	Prince Housing & Development Corp.	3,240,036	1,671,851
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,100,424
	Promise Technology, Inc.	646,126	325,446
*	Qisda Corp.	8,765,400	9,208,297
*	Quintain Steel Co., Ltd.	2,785,000	578,614
	Radium Life Tech Corp.	791,114	589,753
*	Ralec Electronic Corp.	286,018	333,078
	Realtek Semiconductor Corp.	789,500	2,908,286
*	Rectron, Ltd.	877,300	118,833
*	Reward Wool Industry Corp.	965,000	286,261
*	Rexon Industrial Corp., Ltd.	1,026,820	266,049
*	Ritek Corp.	19,807,518	4,903,824
	Ruentex Development Co., Ltd.	2,897,000	2,384,644
	Ruentex Industries, Ltd.	2,485,000	1,963,431
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,406,684	1,060,698

31

	San Fang Chemical Industry Co., Ltd.	207,280	177,042
	Sanyang Industrial Co., Ltd.	4,477,000	3,289,904
	Sanyo Electric Co., Ltd.	971,000	1,113,619
	Senao International Co., Ltd.	149,474	181,486
	Shan-Loong Transportation Co., Ltd.	133,286	66,712
	Sheng Yu Steel Co., Ltd.	1,553,000	1,406,874
	Shihlin Electric & Engineering Corp.	1,643,000	1,659,982
	Shinkong Co., Ltd.	2,078,488	1,155,156
*	Shinkong Synthetic Fibers Co., Ltd.	7,613,342	2,557,523
*	Shuttle, Inc.	1,190,223	412,016
	Sigurd Microelectronics Corp.	220,000	134,180
	Silicon Integrated Systems Corp.	8,371,485	3,377,032
	Sincere Navigation Corp.	458,462	868,997
	Sinkang Industries Co., Ltd.	565,669	344,105
	Sinkong Spinning Co., Ltd.	943,311	556,614
	Sinon Corp.	2,114,700	631,910
	SinoPac Holdings Co., Ltd.	52,035,809	21,500,303
*	Sintek Photronics Corp.	5,083,182	1,426,135
	Siward Crystal Technology Co., Ltd.	654,405	423,015
*	Solomon Technology Corp.	1,916,000	1,259,842
	South East Soda Manufacturing Co., Ltd.	763,500	529,722
	Southeast Cement Co., Ltd.	3,235,700	1,138,470
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	201,098
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	489,263
	Standard Foods Taiwan, Ltd.	1,647,000	794,741
	Stark Technology, Inc.	1,292,000	638,398
	Sunonwealth Electric Machine Industry Co., Ltd.	1,186,705	650,665
	Synnex Technology International Corp.	1,533,945	4,069,540
*	Syscom Computer Engineering Co.	446,000	145,113
	Sysware Systex Corp.	920,890	987,211
*	T JOIN Transportation Co.	2,598,000	1,150,741
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,415,190
*	Ta Chong Bank, Ltd.	12,806,906	4,224,695
	Ta Ya Electric Wire & Cable Co., Ltd.	3,476,213	1,085,673
	Ta Yih Industrial Co., Ltd.	192,000	139,905
	Tah Hsin Industrial Corp.	1,348,000	899,961
*	Tai Roun Products Co., Ltd.	379,000	105,846
	Ta-I Technology Co., Ltd.	831,508	652,437
*	Taichung Commercial Bank	7,343,961	3,052,630
	Tainan Spinning Co., Ltd.	8,733,000	3,852,050
*	Taishin Financial Holdings Co., Ltd.	50,636,000	21,747,075
*	Taisun Enterprise Co., Ltd.	1,931,721	546,364
*	Taita Chemical Co., Ltd.	1,723,690	562,084
*	Taiwan Business Bank	33,344,549	10,351,954
	Taiwan Cement Corp.	12,184,958	17,942,835
	Taiwan Cooperative Bank	17,725,959	13,206,876
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,653,957
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	69,831
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	75,143
	Taiwan Glass Industrial Corp.	5,433,094	5,697,454
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,067,777	812,455
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	307,135
*	Taiwan Kolin Co., Ltd.	5,797,000	2,001,263
	Taiwan Line Tek Electronic Co., Ltd.	431,019	250,902
	Taiwan Mask Corp.	1,940,000	1,077,355

32

*	Taiwan Navigation Co., Ltd.	684,898	1,413,847
	Taiwan Polypropylene Co., Ltd.	1,756,680	1,250,172
*	Taiwan Pulp & Paper Corp.	2,218,000	764,827
*	Taiwan Sakura Corp.	1,612,397	565,624
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	597,683
	Taiwan Styrene Monomer Corp.	3,576,560	1,598,072
*	Taiwan Tea Corp.	4,944,381	2,275,868
	Taiyen Biotech Co., Ltd.	1,562,000	1,143,693
*	Tatung Co., Ltd.	22,351,000	11,371,793
*	Teapo Electronic Corp.	2,021,670	428,977
	Teco Electric & Machinery Co., Ltd.	13,456,834	7,170,415
	Tecom, Ltd.	1,440,753	924,564
	Test-Rite International Co., Ltd.	1,318,753	793,473
	Tex-Ray Industrial Co., Ltd.	724,000	298,039
	The Ambassador Hotel	605,000	535,578
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	942,406
	Thye Ming Industrial Co., Ltd.	164,000	326,717
	Ton Yi Industrial Corp.	6,794,810	2,887,920
	Tong Yang Industry Co., Ltd.	434,660	389,266
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	72,626
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,415,827
	TSRC Corp.	1,874,400	2,542,745
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	117,342
	Tung Ho Steel Enterprise Corp.	2,688,555	4,074,980
*	Twinhead International Corp.	1,446,017	192,229
	TYC Brother Industrial Co., Ltd.	623,241	419,630
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	573,960
	Tze Shin International Co., Ltd.	890,400	524,019
*	Union Bank of Taiwan	8,732,577	1,995,255
*	Union Insurance Co., Ltd.	189,469	79,463
	Unitech Electronics Co., Ltd.	1,280,174	585,133
	Unitech Printed Circuit Board Corp.	1,898,348	1,953,932
	United Integration Service Co., Ltd.	930,000	784,473
	United Microelectronics Corp.	84,774,374	50,714,321
*	Universal Cement Corp.	3,146,585	1,392,434
	Universal Microelectronics Co., Ltd.	729,010	465,690
	Universal Scientific Industrial Co., Ltd.	3,874,816	2,301,650
	Universal, Inc.	622,000	242,723
	UPC Technology Corp.	4,093,498	2,289,211
	USI Corp.	4,010,000	2,168,929
*	U-TECH Media Corp.	1,265,799	418,537
*	Ve Wong Corp.	725,000	456,814
*	Visual Photonics Epitacy Co., Ltd.	86,000	141,832
	Walsin Lihwa Corp.	18,018,412	7,907,959
	Walsin Technology Corp., Ltd.	3,477,513	3,017,612
	Wan Hwa Enterprise Co., Ltd.	1,187,827	581,066
	Waterland Financial Holdings	12,628,620	3,905,556
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	430,298
*	Wei Chuan Food Corp.	1,007,000	578,707
	Weltrend Semiconductor, Inc.	898,160	1,046,977
	Winbond Electronics Corp.	29,524,000	8,464,152
	Wintek Corp.	7,268,000	9,722,046
	WPG Holdings Co., Ltd.	1,006,464	1,208,329
*	Wus Printed Circuit Co., Ltd.	3,003,928	916,899

33

*	Ya Hsin Industrial Co., Ltd.	1,936,000	357,652
	Yageo Corp.	19,773,840	7,437,584
	Yang Ming Marine Transport Corp.	8,308,906	6,515,835
	Yeung Cyang Industrial Co., Ltd.	593,154	685,077
*	Yi Jinn Industrial Co., Ltd.	1,966,000	320,151
	Yieh Phui Enterprise Co., Ltd.	7,957,927	3,075,289
	Yosun Industrial Corp.	1,309,981	1,066,872
*	Yuanta Financial Holding Co., Ltd.	9,699,422	6,503,242
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,442,057	3,634,827
	Yulon Motor Co., Ltd.	6,333,184	6,438,591
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	76,033
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	588,416
	Yung Tay Engineering Co., Ltd.	2,407,000	1,878,579
	Zig Sheng Industrial Co., Ltd.	3,215,450	767,469

TOTAL — TAIWAN			875,745,682

THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	165,859
*	Adkinson Securities PCL (Foreign)	26,881,000	722,704
*	Advance Agro PCL (Foreign)	1,859,030	2,073,370
	Aromatics (Thailand) PCL (Foreign)	3,289,900	6,269,253
#	Asia Plus Securities PCL (Foreign)	7,008,500	811,679
	Ayudhya Insurance PCL	228,500	139,743
	Bangkok Bank PCL (Foreign)	5,539,200	18,819,942
#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	12,272,443
	Bangkok Expressway PCL (Foreign)	5,353,500	3,606,169
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	248,785
	Bangkok Insurance PCL (Foreign)	87,880	737,364
*	Bangkok Land PCL (Foreign)	39,735,803	903,954
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	885,697
#	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,305,865
	Banpu PCL (Foreign)	895,800	11,962,526
	Big C Supercenter PCL (Foreign)	1,274,800	1,647,758
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	3,142,453
#	Capital Nomura Securities PCL (Foreign)	370,100	399,103
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	116,787
	Central Plaza Hotel PCL (Foreign)	5,422,500	881,121
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,011,122
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	156,342
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,162,039
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,380,382
	Erawan Group PCL (Foreign)	3,812,400	450,538
	GMM Grammy PCL (Foreign)	338,100	106,882
*	Golden Land Property PCL (Foreign)	232,500	51,518
*	Golden Land Property PCL (Foreign) NVDR	570,000	126,302
	Hana Microelectronics PCL (Foreign)	935,000	596,676
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,435,553
	ICC International PCL (Foreign)	2,755,000	3,245,605
*	Italian-Thai Development PCL	7,760,200	1,811,229
* #	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,179,851
	Jasmine International PCL (Foreign)	54,242,600	641,023
	Kang Yong Electric PCL (Foreign)	236,200	324,494
	Kasikornbank PCL (Foreign)	1,530,000	3,887,436

34

	KGI Securities One PCL (Foreign)	14,256,100	1,204,593
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	95,759
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,489,322
*	Krung Thai Bank PCL	9,801,600	2,929,040
	Krung Thai Bank PCL (Foreign)	40,093,900	11,963,908
	Krungthai Card PCL (Foreign)	1,326,700	1,195,490
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	1,773,779
	Lalin Property PCL (Foreign)	4,561,600	450,129
#	Loxley PCL (Foreign)	17,739,300	1,268,310
*	Magnecomp Precision Technology (Foreign)	15,950,000	1,253,475
	MBK Development PCL (Foreign)	903,400	1,788,250
	MK Real Estate Development PCL (Foreign)	5,772,100	399,046
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	100,523
	Modernform Group PCL (Foreign)	46,000	54,362
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	777,688
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	969,968
	Noble Development PCL (Foreign)	2,425,600	326,782
*	Pacific Assets PCL (Foreign)	1,034,500	133,257
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,678,954
	Polyplex PCL (Foreign)	5,424,000	961,489
	Power Line Engineering PCL (Foreign)	4,061,300	605,940
	Pranda Jewelry PCL (Foreign)	610,000	163,099
*	Property Perfect PCL (Foreign)	3,707,900	422,852
	PTT Chemical PCL (Foreign)	4,915,610	17,427,379
	Quality Houses PCL (Foreign)	47,936,200	3,144,054
	Regional Container Lines PCL (Foreign)	6,950,000	5,954,650
	Rojana Industrial Park PCL (Foreign)	222,600	109,171
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	1,959,377
	Saha Pathanapibul PCL (Foreign)	1,367,000	755,238
	Saha-Union PCL (Foreign)	3,025,300	1,635,660
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	1,985,042
#	Sansiri PCL (Foreign)	10,262,900	1,061,235
	SC Asset Corp. PCL (Foreign)	1,345,200	387,494
	Seamico Securities PCL (Foreign)	5,788,600	567,786
* #	Shinawatra Satellite PCL (Foreign)	11,230,400	3,351,120
	Siam Commercial Bank PCL (Foreign)	4,716,800	11,984,483
	Siam Industrial Credit PCL (Foreign)	1,840,950	180,573
#	Siam Makro PCL (Foreign)	331,200	944,259
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,304,787
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	469,165
	Supalai PCL (Foreign)	10,329,366	1,074,211
	SVOA PCL (Foreign)	4,744,000	189,213
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	636,418
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,189,130
	Thai Rayon PCL (Foreign)	165,000	375,360
*	Thai Rung Union Car PCL (Foreign)	5,386,250	429,659
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	395,813
	Thai Wacoal PCL (Foreign)	93,300	92,342
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	121,257
	Thanachart Capital PCL (Foreign)	12,543,100	5,336,307
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,600,245
	Tipco Asphalt PCL (Foreign)	157,500	118,657
	Tipco Asphalt PCL (Foreign)	246,356	185,600
	Tisco Bank PCL (Foreign) NVDR	246,000	196,233
* #	TMB Bank PCL (Foreign)	70,353,200	3,013,875

35

*	Total Access Communication PLC ADR	1,264,380	1,289,668
#	TPI Polene PCL (Foreign)	13,440,324	5,281,226
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	112,747
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	222,231
	Univentures PCL (Foreign)	3,481,400	302,395
#	Vanachai Group PCL (Foreign)	9,076,500	1,115,540
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	115,914
	Vinythai PCL (Foreign)	5,213,817	1,186,096
TOTAL COMMON STOCKS			218,487,192

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	14,136
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	145,085
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	25,624
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	17,468
*	TMB Bank PCL (Foreign) Rights 12/20/07	34,761,516	51,350
TOTAL RIGHTS/WARRANTS			253,663

TOTAL — THAILAND			218,740,855

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	389,659
	Akbank T.A.S.	4,025,298	28,907,410
*	Akenerji Elektrik Uretim A.S.	216,113	1,896,043
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,720,985
	Aksigorta A.S.	1,550,206	9,560,286
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	281,781
	Alarko Holding A.S.	815,561	2,640,626
	Alkim Alkali Kimya A.S.	45,205	246,627
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	687,109
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,819,866
	Anadolu Cam Sanayii A.S.	1,302,498	2,699,515
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	416,353
	Arcelik A.S	92,828	637,863
*	Ayen Enerji A.S.	600,828	1,433,311
	Aygaz A.S.	1,199,987	5,010,297
	Bagfas Bandirma Gubre Fabrikalari A.S.	13,996	700,055
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	968,665
	Bati Anabolu Cimento A.S.	255,022	2,264,196
	Bati Soeke Cimento Sanayi A.S.	183,843	470,075
*	Beko Elektronik A.S.	283,333	494,610
	Bolu Cimento Sanayii A.S.	618,428	1,240,967
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	906,572
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	777,189
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	581,727
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	697,759
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,647,435
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	299,427
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	14,701,059
	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	2,810,471
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,602,322

36

*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,077,288
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	74,318
	Enka Insaat ve Sanayi A.S.	32,525	521,509
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	38,192,276
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	243,813
*	Goldas Kuyumculuk Sanayi A.S.	630,228	1,482,274
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,408,217
*	Goodyear Lastikleri T.A.S.	50,050	635,227
*	GSD Holding A.S.	2,261,921	2,976,053
*	Gunes Sigorta A.S.	578,342	955,217
	Hektas Ticaret T.A.S.	380,059	387,527
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	137,857
*	Ihlas Holding A.S.	2,743,806	2,511,903
*	Izmir Demir Celik Sanayii A.S.	575,981	1,208,516
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	2,200,452
	Karton Sanayi ve Ticaret A.S.	5,771	293,459
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	228,585
*	Koc Holding A.S. Series B	3,802,822	19,082,256
	Konya Cimento Sanayii A.S.	3,926	180,879
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	2,067,608
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,044,913
*	Marmari Marti Otel Isletmeleri A.S.	869,614	868,797
	Marshall Boya ve Vernik Sanayii A.S.	27,295	359,574
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	710,754
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	541,287
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	1,043,557
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	851,706
	Otobus Karoseri Sanayi A.S.	57,850	939,811
*	Parsan Makina Parcalari Sanayii A.S.	247,602	586,027
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	919,126
	Pinar Sut Mamulleri Sanayii A.S.	183,609	1,220,616
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,911
*	Sabah Yayincilik A.S.	31,938	102,547
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	389,270
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	986,793
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	789,538
*	Tat Konserve Sanayii A.S.	176,814	426,977
*	Tekstil Bankasi A.S.	379,143	609,385
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	937,802
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,652,872
	Trakya Cam Sanayii A.S.	2,543,706	6,070,380
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	4,089,713
*	Turk Demir Dokum Fabrikalari A.S.	125,038	997,359
	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	9,784,617
	Turkiye Garanti Bankasi A.S.	4,310,290	37,541,819
	Turkiye Is Bankasi A.S.	3,125,538	20,019,995
	Ulker Biskuvi Sanayi A.S.	229,705	924,129
	USAS Ucak Servisi A.S.	134,650	276,138
*	Uzel Makina Sanayii A.S.	250,039	439,747
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	2,112,387
	Yapi Kredi Finansal Kiralama A.S.	45,196	136,208
*	Yapi ve Kredi Bankasi A.S.	3,551,131	13,101,138
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,839,488

TOTAL — TURKEY			283,693,877

37

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $116,699,233 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.500%, maturities ranging from 08/01/13 to 02/01/36, valued at $101,562,724 ) to be repurchased at $99,609,716	$99,571	99,571,298
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $122,455,360 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 12/01/32 to 11/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/24 to 11/01/37, valued at $102,003,207 ) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $691,693,391 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/24 to 10/01/36 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/18 to 11/01/37, valued at $546,185,122 ) to be repurchased at $535,680,003	535,473	535,473,400
TOTAL SECURITIES LENDING COLLATERAL			735,044,698

TOTAL INVESTMENTS - (100.0%) (Cost $5,271,689,547)			$8,902,105,736

See accompanying Notes to Financial Statements.

38

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the “Fund”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

ITEM 7.                                         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                                   CONTROLS AND PROCEDURES.

(a)                                Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                   EXHIBITS.

(a)(1)                  Code of Ethics is filed herewith.

(a)(2)                  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                  This item is not applicable.

(b)                               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	January 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	January 30, 2008